UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07988

LORD ABBETT INVESTMENT TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	2/29/2008

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - BALANCED STRATEGY FUND February 29, 2008

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 99.86%
Lord Abbett Affiliated Fund, Inc. - Class I (a)	26,448,440	$335,102
Lord Abbett Research Fund, Inc. - America’s Value Fund - Class I (b)	17,061,926	202,013
Lord Abbett Bond Debenture Fund, Inc. - Class I (c)	25,980,162	197,449
Lord Abbett Investment Trust - Floating Rate Fund - Class I (d)	2,914,574	27,718
Lord Abbett Investment Trust - High Yield Fund - Class I (c)	28,226,592	208,312
Lord Abbett Securities Trust - International Core Equity Fund - Class I (e)	10,508,218	149,952
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class I (f)	4,964,685	140,997
Lord Abbett Investment Trust - Total Return Fund - Class I (g)	10,519,487	109,613
Total Investments in Underlying Funds (cost $1,429,350,053)		$1,371,156

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 0.06%

Repurchase Agreement
Repurchase Agreement dated 2/29/2008, 2.49% due 3/3/2008 with State Street Bank & Trust Co. collateralized by $780,000 of Federal Home Loan Mortgage Corp. at 6.875% due 9/15/2010; value: $882,375; proceeds: $859,789 (cost $859,611)	$860	860

Total Investments in Securities 99.92% (cost $1,430,209,664)		1,372,016
Other Assets in Excess of Liabilities 0.08%		1,160
Net Assets 100.00%		$1,373,176

(a)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(b)	Fund investment objective is to seek current income and capital appreciation.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek a high level of current income.
(e)	Fund investment objective is to seek long-term capital appreciation.
(f)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(g)	Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 92.66%

CONVERTIBLE BONDS 71.35%

Advertising 1.25%
Omnicom Group, Inc.	Zero Coupon	7/1/2038	$4,250	$4,526,250

Aerospace & Defense 3.21%
L-3 Communications Corp.	3.00%	8/1/2035	4,565	5,672,013
Lockheed Martin Corp.	2.815%#	8/15/2033	4,150	5,961,475
Total				11,633,488

Airlines 0.79%
JetBlue Airways Corp.	3.50%	7/15/2033	2,925	2,866,500

Banks 2.21%
Wells Fargo & Co.	2.989%#	5/1/2033	8,000	7,999,760

Beverages 1.70%
Molson Coors Brewing Co.	2.50%	7/30/2013	4,850	6,147,375

Biotechnology 3.42%
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	1,880	4,544,900
Cephalon, Inc.	Zero Coupon	6/15/2033	3,360	3,733,800
Integra LifeSciences Holdings+	2.75%	6/1/2010	4,395	4,136,794
Total				12,415,494

Commercial Services 0.44%
Quanta Services, Inc.	4.50%	10/1/2023	730	1,586,838

Communications Equipment 1.88%
ADC Telecommunications, Inc.	5.204%#	6/15/2013	5,650	5,070,875
Ciena Corp.	0.25%	5/1/2013	1,950	1,735,500
Total				6,806,375

Conglomerates 1.45%
EnPro Industries, Inc.	3.937%	10/15/2015	1,570	1,774,100
Roper Industries, Inc.
(Zero Coupon after 1/15/2009)(b)	1.481%	1/15/2034	4,900	3,497,375
Total				5,271,475

Diversified Financials 1.15%
Countrywide Financial Corp.	0.758%#	4/15/2037	4,700	4,183,000

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
e-Commerce 0.56%
Priceline.com, Inc.	1.00%	8/1/2010	$710	$2,027,938

Electronic Equipment & Instruments 1.81%
Flextronics International Ltd. (Singapore)(a)	1.00%	8/1/2010	4,450	4,394,375
Itron, Inc.	2.50%	8/1/2026	1,330	2,169,562
Total				6,563,937

Foods 1.57%
Lehman Brothers, Inc.
(convertible into Nestle S.A.)+	2.00%	12/31/2012	5,500	5,680,400

Health Equipment & Supply 5.66%
Beckman Coulter, Inc.	2.50%	12/15/2036	3,960	4,489,650
Credit Suisse
(convertible into Conceptus Inc.)	11.00%	8/22/2008	160	2,681,712
Fisher Scientific International, Inc.	3.25%	3/1/2024	4,000	6,120,000
Hologic, Inc.
(Zero Coupon after 12/15/2013)(c)	2.00%	12/15/2037	4,600	4,697,750
Laboratory Corporation of America Holdings	Zero Coupon	9/11/2021	2,400	2,541,000
Total				20,530,112

Household Products 1.10%
Church & Dwight Co., Inc.	5.25%	8/15/2033	2,275	3,981,250

Insurance: Life 2.16%
Prudential Financial, Inc.	2.733%#	12/12/2036	8,050	7,818,160

Internet Software & Services 1.99%
Blackboard Inc.	3.25%	7/1/2027	3,500	3,259,375
Equinix, Inc.	2.50%	4/15/2012	4,150	3,958,063
Total				7,217,438

IT Services 3.75%
Amdocs Ltd. (Island of Guernsey)(a)	0.50%	3/15/2024	4,690	4,731,037
BearingPoint, Inc.+	5.00%	4/15/2025	5,000	4,281,250
Trizetto Group, Inc. (The)	1.125%	4/15/2012	4,265	4,595,538
Total				13,607,825

Machinery 0.88%
Danaher Corp.	Zero Coupon	1/22/2021	2,900	3,204,500

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Miscellaneous: Energy 1.59%
Covanta Holding Corp.	1.00%	2/1/2027	$4,350	$5,073,187
Evergreen Energy+	8.00%	8/1/2012	1,005	678,375
Total				5,751,562

Natural Gas Diversified 0.30%
NorthernStar Natural Gas LLC PIK+	5.00%#	5/15/2013	1,114	1,097,155

Oil: Integrated 1.29%
Penn Virginia Corp.	4.50%	11/15/2012	4,400	4,675,000

Oil Services 4.10%
Cal Dive International, Inc.	3.25%	12/15/2025	2,465	3,296,937
Cameron International Corp.	2.50%	6/15/2026	2,500	3,562,500
Core Laboratories LP	0.25%	10/31/2011	1,730	2,430,650
Transocean Sedco Forex (Cayman Islands)(a)	1.625%	12/15/2037	5,000	5,581,250
Total				14,871,337

Pharmaceuticals 7.70%
Bristol-Myers Squibb Co.	4.491%#	9/15/2023	12,005	12,003,079
Gilead Sciences, Inc.	0.625%	5/1/2013	3,550	4,925,625
Teva Pharmaceutical Finance, LLC,
Series A (Israel)(a)	1.75%	2/1/2026	4,911	5,837,951
Wyeth	3.581%#	1/15/2024	4,920	5,142,876
Total				27,909,531

Precious Metals & Minerals 1.09%
Newmont Mining Corp.	1.25%	7/15/2014	2,995	3,964,631

Real Estate 3.06%
iStar Financial Inc.	5.229%#	10/1/2012	3,750	2,998,875
ProLogis Trust+	2.25%	4/1/2037	4,525	4,225,219
Vornado Realty Trust	3.625%	11/15/2026	4,300	3,859,250
Total				11,083,344

Retail: Food & Drug 1.00%
Nash Finch (Zero Coupon after 3/15/2013)(d)	1.631%	3/15/2035	7,916	3,611,675

Semiconductors 5.50%
Agere Systems, Inc.	6.50%	12/15/2009	9,275	9,425,719

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Semiconductors (continued)
Intel Corp.	2.95%	12/15/2035	$3,500	$3,325,000
ON Semiconductor Corp., Series B	Zero Coupon	4/15/2024	4,340	4,079,600
STMicroelectronics N.V. (Netherlands)(a)	Zero Coupon	2/23/2016	3,140	3,101,830
Total				19,932,149

Software: Applications & Systems 2.81%
EMC Corp.	1.75%	12/1/2011	4,500	5,546,250
SPSS Inc.	2.50%	3/15/2012	4,300	4,654,750
Total				10,201,000

Utilities: Electric 2.09%
PPL Energy Supply LLC	2.625%	5/15/2023	1,900	3,448,500
Unisource Energy Corp.	4.50%	3/1/2035	4,450	4,132,937
Total				7,581,437

Wireless Communications Services 3.84%
Nextel Communications, Inc.	5.25%	1/15/2010	8,650	8,087,750
NII Holdings, Inc.	3.125%	6/15/2012	6,690	5,837,025
Total				13,924,775
Total Convertible Bonds (cost $246,527,970)				258,671,711

			Shares
			(000)
CONVERTIBLE PREFERRED STOCKS 21.31%

Broadcast & Cable 1.16%
News Corp Finance TR II+	0.75%		4	4,197,893

Chemicals 1.36%
Celanese Corp.	4.25%		99	4,937,432

Communications Equipment 0.98%
Lucent Technologies Capital Trust I	7.75%		4	3,556,463

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2008

	Interest	Shares
Investments	Rate	(000)	Value
Diversified Financials 3.92%
Affiliated Managers Group, Inc.	5.10%	57	$2,552,550
Bank of America Corp.	7.25%	5	5,243,000
CIT Group, Inc.	7.75%	232	4,099,763
Landesbank Baden-Wurttemberg, Series PCR (Germany)(a)	13.40%	57	2,328,166
Total			14,223,479

Diversified Metals & Mining 1.57%
Vale Capital Ltd. (Brazil)(a)	5.50%	85	5,680,520

Foods 1.28%
Bunge Ltd. (Bermuda)(a)	4.875%	34	4,645,250

Health Equipment & Supply 0.93%
LB Baden-Wuerttemberg (convertible into Koninklijke Philips Electronics N.V.)	8.50%	85	3,374,500

Internet Software & Services 0.97%
Goldman Sachs Group, Inc. (The) (convertible into SINA Corp.)+	15.25%	82	3,513,015

Miscellaneous: Industrials 1.42%
Lehman Brothers Holdings, Inc. (convertible into ABB Ltd.)	9.35%	213	5,160,400

Natural Gas Diversified 1.61%
Williams Cos., Inc. (The)	5.50%	35	5,838,853

Oil: Integrated 1.56%
Chesapeake Energy Corp.	4.50%	48	5,645,400

Oil Services 0.63%
Morgan Stanley (convertible into Valero Energy Corp.)+	7.25%	39	2,282,978

Railroads 0.95%
Kansas City Southern	5.125%	2	3,433,125

Savings & Loan 0.83%
Washington Mutual, Inc.	7.75%	3	3,024,000

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2008

	Interest	Shares
Investments	Rate	(000)	Value
Utilities: Electric 2.14%
AES Trust III	6.75%	82	$3,871,632
Entergy Corp.	7.625%	62	3,884,405

Total			7,756,037
Total Convertible Preferred Stocks (cost $77,744,496)			77,269,345
Total Long-Term Investments (cost $324,272,466)			335,941,056

		Principal
		Amount
		(000)
SHORT-TERM INVESTMENT 7.48%

Repurchase Agreement
Repurchase Agreement dated 2/29/2008, 2.49% due 3/3/2008 with State Street Bank & Trust Co. collateralized by $27,640,000 of Federal Home Loan Mortgage Corp. at 5.00% due 1/9/2013; value: $27,679,157; proceeds: $27,141,304 (cost $27,135,673)		$27,136	27,135,673

Total Investments in Securities 100.14% (cost $351,408,139)			363,076,729
Liabilities in Excess of Other Assets (0.14%)			(514,646)
Net Assets 100.00%			$362,562,083

PIK Payment-in-kind at 7.00%.

+                  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#                  Variable rate security. The interest rate represents the rate at February 29, 2008.

(a)               Foreign security traded in U.S. dollars.

(b)              The notes were offered at an issue price of $395.02 per note with an interest rate of 1.4813% per year. Beginning January 16, 2009, the issuer will not pay any cash interest on the notes prior to maturity unless contingent cash interest becomes payable. Instead, on January 15, 2034, the maturity date of the notes, a holder will receive $1,000 per note.

(c)               The notes will accrete principal from December 15, 2013, at a rate that provides holders with an aggregate annual yield to maturity of 2.00% per year.

(d)              The notes which were offered at an issue price of $466.11 per note, will be redeemed by the issuer on the maturity date at $1,000 per note.

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 100.76%

Asset-Backed Securities 1.86%
Capital Auto Receivables Asset Trust 2006-1 A3	5.03%	10/15/2009	$733	$736,789
Capital One Multi-Asset Execution Trust 2005-A2 A2	4.05%	2/15/2011	1,000	1,001,105
Credit-Based Asset Servicing and Securitization 2006-CB4 AV1	3.175%#	5/25/2036	178	175,965
Daimler Chrysler Auto Trust 2006-C A3	5.02%	7/8/2010	565	570,784
Ford Credit Auto Owner Trust 2005-A B	3.88%	1/15/2010	300	300,490
Total				2,785,133

Corporate Bonds 14.52%
Agilent Technologies, Inc.	6.50%	11/1/2017	531	542,193
Allegheny Technologies Inc.	8.375%	12/15/2011	42	44,940
Allstate Corp. (The)	5.55%	5/9/2035	164	144,972
American International Group	4.95%	3/20/2012	485	479,078
American International Group	5.85%	1/16/2018	314	313,855
American Water Capital Corp.+	6.593%	10/15/2037	271	267,780
Amgen, Inc.	6.375%	6/1/2037	327	326,099
AT&T Broadband Corp.	9.455%	11/15/2022	382	474,632
AT&T Corp.	8.00%	11/15/2031	382	456,719
Avnet, Inc.	6.625%	9/15/2016	651	668,879
Avon Products, Inc.(b)	5.75%	3/1/2018	113	115,716
Bank of America Corp.	5.625%	10/14/2016	1,565	1,610,875
Bear Stearns Co., Inc. (The)	7.25%	2/1/2018	188	182,710
Biogen Idec, Inc.(b)	6.875%	3/1/2018	315	316,575
BlackRock, Inc.	6.25%	9/15/2017	554	585,386
British Telecom plc (United Kingdom)(a)	9.125%	12/15/2030	559	729,157
Citigroup, Inc.	6.00%	8/15/2017	196	201,235
Citigroup, Inc.(b)	6.875%	3/5/2038	763	760,117
Comcast Corp.	6.95%	8/15/2037	252	255,929
Commonwealth Edison Co.	6.15%	9/15/2017	84	88,292
Commonwealth Edison Co.	6.95%	7/15/2018	149	154,274
Corn Products International, Inc.	8.45%	8/15/2009	160	172,968
Countrywide Financial Corp.	5.80%	6/7/2012	149	134,045
CRH America, Inc.	5.625%	9/30/2011	310	316,803

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Corporate Bonds (continued)
CVS Caremark Corp.	5.75%	6/1/2017	$192	$198,442
CVS Caremark Corp.	6.25%	6/1/2027	154	156,490
Deutsche Telekom International Finance B.V. (Netherlands)(a)	8.00%	6/15/2010	475	516,837
Diageo Capital Plc (United Kingdom)(a)	5.75%	10/23/2017	124	127,867
EDP Finance B.V. (Netherlands)+(a)	6.00%	2/2/2018	250	255,508
Enel Finance International (Luxembourg)+(a)	6.25%	9/15/2017	645	677,805
Enel Finance International (Luxembourg)+(a)	6.80%	9/15/2037	160	164,427
Entergy Arkansas	5.66%	2/1/2025	170	154,127
Equifax Inc.	7.00%	7/1/2037	123	108,502
Florida Power Corp.	6.35%	9/15/2037	72	76,967
FMC Corp.	7.00%	5/15/2008	210	211,227
France Telecom S.A. (France)(a)	7.75%	3/1/2011	502	550,576
General Electric Capital Corp.	5.875%	1/14/2038	486	466,186
Goldman Sachs Group, Inc. (The)	5.95%	1/18/2018	175	177,137
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	159	149,170
Home Depot, Inc. (The)	5.875%	12/16/2036	267	220,504
Hospira, Inc.	6.05%	3/30/2017	177	182,532
Idaho Power Corp.	6.25%	10/15/2037	80	81,243
Intuit, Inc.	5.75%	3/15/2017	60	59,686
ITC Midwest LLC+	6.15%	1/31/2038	213	212,522
Janus Capital Group Inc.	6.70%	6/15/2017	140	147,919
JPMorgan Chase & Co.	6.00%	1/15/2018	374	388,784
Lehman Brothers Holdings, Inc.	7.00%	9/27/2027	115	116,081
Lincoln National Corp.	6.30%	10/9/2037	60	56,013
Magellan Midstream Partners, L.P.	6.40%	5/1/2037	117	113,461
Mohawk Industries, Inc.	6.125%	1/15/2016	225	222,093
Nabors Industries, Inc.+	6.15%	2/15/2018	371	383,675
Nevada Power Co.	5.875%	1/15/2015	209	211,727
Oncor Electric Delivery Co.	7.00%	9/1/2022	84	83,351
Oncor Electric Delivery Co.	7.25%	1/15/2033	84	84,608
Pacific Energy Partners, L.P.	6.25%	9/15/2015	335	346,124
Pacificorp	6.25%	10/15/2037	40	41,681
Pactiv Corp.	5.875%	7/15/2012	125	128,958

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Corporate Bonds (continued)
Petrobras International Finance Co. (Brazil)(a)	5.875%	3/1/2018	$397	$394,121
Reynolds American Inc.	7.25%	6/15/2037	209	206,010
Schering-Plough Corp.	6.55%	9/15/2037	165	169,015
Scottish Power Plc (United Kingdom)(a)	5.375%	3/15/2015	349	350,411
Seagate Technology Holdings, Inc. (Cayman Islands)(a)	6.80%	10/1/2016	209	202,730
Source Gas LLC+	5.90%	4/1/2017	85	83,791
Steelcase Inc., Class A	6.50%	8/15/2011	179	191,863
Suncor Energy Inc. (Canada)(a)	6.50%	6/15/2038	443	440,851
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)+(a)	6.165%	10/25/2017	318	310,981
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)+(a)	6.50%	10/27/2036	300	275,794
Telecom Italia Capital SpA (Italy)(a)	7.20%	7/18/2036	555	576,535
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	251	250,373
Tesco Plc (United Kingdom)+(a)	6.15%	11/15/2037	375	367,641
Transocean Inc. (Cayman Islands)(a)	6.80%	3/15/2038	188	197,040
Tyco Electronics Group (Bermuda)+(a)	7.125%	10/1/2037	297	309,753
UnitedHealth Group Inc.	5.00%	8/15/2014	196	191,171
UnitedHealth Group Inc.	6.625%	11/15/2037	365	347,717
UnitedHealth Group Inc.	6.875%	2/15/2038	181	179,845
VF Corp.	6.45%	11/1/2037	255	239,490
Xstrata Finance Canada Ltd. (Canada)+(a)	6.90%	11/15/2037	107	101,374
Total				21,801,965

Government Sponsored Enterprises Pass-Throughs 44.61%
Federal Home Loan Mortgage Corp.	4.198%#	1/1/2034	787	806,024
Federal Home Loan Mortgage Corp. Gold(c)	5.50%	TBA	2,300	2,313,296
Federal Home Loan Mortgage Corp. 1B2132	4.687%#	3/1/2035	452	458,259
Federal Home Loan Mortgage Corp. 1G1314	5.872%#	11/1/2036	731	752,543
Federal Home Loan Mortgage Corp. 1G2408	6.14%#	6/1/2036	1,428	1,450,606
Federal Home Loan Mortgage Corp. 1G2501	5.459%#	10/1/2036	7	6,898
Federal Home Loan Mortgage Corp. 1J0790	5.223%#	12/1/2037	2,554	2,613,254
Federal Home Loan Mortgage Corp. 1J3685	5.704%#	11/1/2037	2,517	2,584,022

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises Pass-Throughs (continued)
Federal Home Loan Mortgage Corp. 1NO288	5.673%#	11/1/2035	$566	$573,804
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	14	15,157
Federal Home Loan Mortgage Corp. A43941	5.50%	3/1/2036	1,016	1,023,068
Federal Home Loan Mortgage Corp. A44001	5.50%	3/1/2036	2,535	2,551,989
Federal Home Loan Mortgage Corp. A72539	5.50%	2/1/2038	1,350	1,358,677
Federal Home Loan Mortgage Corp. B18275	5.00%	4/1/2020	450	456,281
Federal Home Loan Mortgage Corp. B19138	5.00%	4/1/2020	953	966,411
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	84	88,560
Federal Home Loan Mortgage Corp. C67868	7.00%	6/1/2032	10	10,891
Federal Home Loan Mortgage Corp. E01590	5.00%	2/1/2019	277	281,414
Federal Home Loan Mortgage Corp. G02348	5.50%	10/1/2036	2,361	2,376,148
Federal Home Loan Mortgage Corp. G03432	5.50%	11/1/2037	1,700	1,710,881
Federal Home Loan Mortgage Corp. G03811	5.50%	1/1/2038	3,150	3,170,161
Federal Home Loan Mortgage Corp. G11662	5.00%	2/1/2020	296	300,556
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	620	628,412
Federal Home Loan Mortgage Corp. G11870	6.00%	10/1/2017	126	130,806
Federal Home Loan Mortgage Corp. G11879	5.00%	10/1/2020	2,831	2,870,199
Federal Home Loan Mortgage Corp. G12222	5.00%	12/1/2020	918	931,077
Federal Home Loan Mortgage Corp. G12334	5.00%	9/1/2021	1,025	1,038,948
Federal Home Loan Mortgage Corp. G12402	5.00%	11/1/2021	1,906	1,930,642
Federal Home Loan Mortgage Corp. G12410	5.00%	5/1/2021	176	178,850
Federal Home Loan Mortgage Corp. G12419	5.00%	10/1/2021	359	363,231
Federal Home Loan Mortgage Corp. G18016	5.00%	10/1/2019	185	188,199
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	434	439,733
Federal Home Loan Mortgage Corp. J00446	5.00%	11/1/2020	604	612,463
Federal Home Loan Mortgage Corp. J00555	5.00%	12/1/2020	329	333,117
Federal Home Loan Mortgage Corp. J01305	5.50%	3/1/2021	410	418,826
Federal Home Loan Mortgage Corp. J05325	5.50%	8/1/2022	299	305,944
Federal Home Loan Mortgage Corp. J05398	5.50%	9/1/2022	316	323,052
Federal National Mortgage Assoc.	3.494%#	8/1/2033	8	7,704
Federal National Mortgage Assoc.	4.856%#	8/1/2035	617	629,820
Federal National Mortgage Assoc.	4.995%#	4/1/2035	638	653,003
Federal National Mortgage Assoc.(c)	5.00%	TBA	4,230	4,276,928
Federal National Mortgage Assoc.	5.241%#	10/1/2035	978	1,004,002

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2008

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)	Value
Government Sponsored Enterprises Pass-Throughs (continued)
Federal National Mortgage Assoc.	5.389	%#	4/1/2036	$378	$392,592
Federal National Mortgage Assoc.	5.475	%#	4/1/2036	945	965,416
Federal National Mortgage Assoc.	5.485	%#	11/1/2036	864	885,331
Federal National Mortgage Assoc.	5.50%		7/1/2033 - 9/1/2037	13,361	13,453,155
Federal National Mortgage Assoc.(c)	5.50%		TBA	1,800	1,810,406
Federal National Mortgage Assoc.	5.516	%#	4/1/2036	491	501,545
Federal National Mortgage Assoc.	5.628	%#	6/1/2036	561	574,400
Federal National Mortgage Assoc.	5.656	%#	8/1/2036	843	865,535
Federal National Mortgage Assoc.	5.747	%#	10/1/2036	560	578,134
Federal National Mortgage Assoc.	5.77	%#	1/1/2037	340	350,646
Federal National Mortgage Assoc.	5.831	%#	10/1/2036	401	413,883
Federal National Mortgage Assoc.	5.927	%#	5/1/2036	430	444,313
Federal National Mortgage Assoc.	5.932	%#	8/1/2036	776	794,941
Federal National Mortgage Assoc.	5.961	%#	12/1/2036	1,153	1,192,899
Federal National Mortgage Assoc.	6.50%		7/1/2032 - 1/1/2036	573	598,173
Total					66,955,225

Municipal Bonds 0.52%
Massachusetts St Wtr Res Auth Ref Gen Ser B(d)	5.25%		8/1/2029	500	507,065
Massachusetts St Wtr Res Auth Ref Gen Ser B(d)	5.25%		8/1/2036	270	270,383
Total					777,448

Non-Agency Commercial Mortgage-Backed Securities 37.10%
Banc of America Commercial Mortgage Inc. 2003-1 A1	3.878%		9/11/2036	460	447,048
Banc of America Commercial Mortgage Inc. 2003-2 A4	5.061	%#	3/11/2041	610	587,445
Banc of America Commercial Mortgage Inc. 2004-1 A2	4.037%		11/10/2039	92	91,043
Banc of America Commercial Mortgage Inc. 2004-1 A4	4.76%		11/10/2039	250	237,878
Banc of America Commercial Mortgage Inc. 2005-5 A1	4.716%		10/10/2045	343	339,874

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage Inc. 2005-6 A2	5.165%#	9/10/2047	$675	$668,991
Banc of America Commercial Mortgage Inc. 2005-6 A4	5.181%#	9/10/2047	180	173,582
Banc of America Commercial Mortgage Inc. 2005-6 ASB	5.181%#	9/10/2047	1,060	1,028,648
Banc of America Commercial Mortgage Inc. 2006-1 A4	5.372%#	9/10/2045	460	440,366
Banc of America Commercial Mortgage Inc. 2006-2 A4	5.74%#	5/10/2045	240	236,048
Banc of America Commercial Mortgage Inc. 2006-3 A2	5.806%	7/10/2044	400	396,525
Banc of America Commercial Mortgage Inc. 2006-5 A4	5.414%	9/10/2047	230	219,819
Banc of America Commercial Mortgage Inc. 2006-6 A2	5.309%	10/10/2045	500	490,667
Bear Stearns Commercial Mortgage Securities, Inc.2004-PWR3 A2	3.869%	2/11/2041	512	505,464
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	155	152,646
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A5	4.978%#	7/11/2042	250	240,139
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR6 A6	4.825%	11/11/2041	1,195	1,137,857
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A1	4.386%	2/11/2041	62	61,793
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A2	4.945%	2/11/2041	460	449,230
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR8 A4	4.674%	6/11/2041	1,600	1,490,029
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	325	321,114
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	640	635,857
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A4	5.405%#	12/11/2040	460	447,605
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	1,590	1,549,437
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2	4.556%#	2/13/2042	1,230	1,214,514

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2008

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127	%#	10/12/2042	$1,490	$1,477,994
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 AAB	5.457	%#	3/11/2039	765	743,888
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A1	5.044%		12/11/2038	243	239,633
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A4	5.201%		12/11/2038	115	107,725
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%		12/1/2038	210	202,113
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 AAB	5.465	%#	4/12/2038	625	607,901
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A4	5.465	%#	4/12/2038	175	170,034
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AAB	5.533%		10/12/2041	180	175,902
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T28 A1	5.422%		9/11/2042	436	429,254
Citigroup Commercial Mortgage Trust 2004-C1 A4	5.356	%#	4/15/2040	260	257,396
Citigroup/Deutsche Bank Commerical Mortgage Trust 2005-CD1 A1	5.047%		7/15/2044	688	685,546
Citigroup/Deutsche Bank Commerical Mortgage Trust 2005-CD1 A4	5.225	%#	7/15/2044	620	599,311
Citigroup/Deutsche Bank Commerical Mortgage Trust 2006-CD2 A2	5.408%		1/15/2046	165	163,152
Citigroup/Deutsche Bank Commerical Mortgage Trust 2006-CD2 AAB	5.392	%#	1/15/2046	1,345	1,302,530
Citigroup/Deutsche Bank Commerical Mortgage Trust 2006-CD3 A5	5.617%		10/15/2048	200	193,344
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A4	5.322%		12/11/2049	180	168,679
Commercial Mortgage Pass-Through 2005-C6 AAB	5.077	%#	6/10/2044	1,530	1,485,013
Commercial Mortgage Pass Through 2006-C7 A4	5.768	%#	6/10/2046	1,525	1,502,987
Credit Suisse First Boston Mortgage Securities Corp. 2003-C5 A4	4.90	%#	12/15/2036	775	740,965
Credit Suisse First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%		3/15/2036	84	82,808
Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 A2	5.416	%#	5/15/2036	350	344,880

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2008

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Credit Suisse First Boston Mortgage
Securities Corp. 2004-C5 A2	4.183%		11/15/2037	$580	$570,146
Credit Suisse Mortgage Capital 2005-C6 A4	5.23	%#	12/15/2040	300	288,534
Credit Suisse Mortgage Capital 2006-C1 A3	5.554	%#	2/15/2039	320	312,883
Credit Suisse Mortgage Capital 2006-C3 AAB	5.827	%#	6/15/2038	500	495,172
Credit Suisse Mortgage Capital 2006-C5 AM	5.343%		12/15/2039	225	194,588
GE Capital Commercial Mortgage 2004-C3 A2	4.433%		7/10/2039	310	306,819
GE Capital Commercial Mortgage 2005-C1 A5	4.772	%#	6/10/2048	100	94,154
GE Capital Commercial Mortgage 2005-C4 A4	5.333	%#	11/10/2045	500	486,846
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A1	4.154%		7/10/2039	167	162,313
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%		7/10/2039	685	661,997
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%		5/10/2036	2,535	2,341,199
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1	4.576%		5/10/2040	1,162	1,148,940
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.298	%#	5/10/2040	105	103,549
GMAC Commercial Mortgage Securities, Inc. 2004-C1 A4	4.908%		3/10/2038	350	336,187
Greenwich Capital Commercial Funding Corp. 2005-GG3 A4	4.799	%#	8/10/2042	300	283,635
Greenwich Capital Commercial Funding Corp. 2005-GG3 AAB	4.619%		8/10/2042	250	240,390
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%		4/10/2037	1,080	1,071,358
Greenwich Capital Commercial Funding Corp. 2005-GG5 A5	5.224	%#	4/10/2037	505	486,052
Greenwich Capital Commercial Funding Corp. 2005-GG5 AM	5.277	%#	4/10/2037	360	322,088
Greenwich Capital Commercial Funding Corp. 2007-GG9 AAB	5.441%		3/10/2039	175	168,625
GS Mortgage Securities Corp. II 2004-GG2 A6	5.396	%#	8/10/2038	335	329,608
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%		7/10/2039	1,228	1,149,772
GS Mortgage Securities Corp. II 2006-GG6 A1	5.553	%#	4/10/2038	100	96,812
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506	%#	4/10/2038	374	371,409

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A4	5.294%#	1/12/2043	$230	$223,054
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB15 ASB	5.79%#	6/12/2043	235	231,731
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A2	4.625%	3/15/2046	300	296,224
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%#	8/15/2042	160	151,179
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A1	4.613%	10/15/2042	268	266,990
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A4	4.918%#	10/15/2042	80	75,524
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A	5.179%#	12/15/2044	300	289,830
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP6 A4	5.475%#	4/15/2043	150	144,297
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 AM	5.44%	5/15/2045	370	323,981
LB-UBS Commercial Mortgage Trust 2003-C1 A4	4.394%	3/15/2032	450	421,611
LB-UBS Commercial Mortgage Trust 2003-C3 A4	4.166%	5/15/2032	240	221,672
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	149	146,165
LB-UBS Commercial Mortgage Trust 2004-C7 A6	4.786%#	10/15/2029	74	70,221
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	335	329,528
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	200	196,321
LB-UBS Commercial Mortgage Trust 2005 C5 AAB	4.93%	9/15/2030	140	135,043
LB-UBS Commercial Mortgage Trust 2006-C1 A1	5.018%	2/15/2031	494	491,145
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	200	196,777
LB-UBS Commercial Mortgage Trust 2006-C6 A4	5.372%	9/15/2039	715	680,136
LB-UBS Commercial Mortgage Trust 2006-C6 AAB	5.341%	9/15/2039	175	169,954
LB-UBS Commercial Mortgage Trust 2006-C7 A2	5.30%	11/15/2038	885	867,441
LB-UBS Commercial Mortgage Trust 2007-C1 AAB	5.403%	2/15/2040	1,000	966,072
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-1 A4	5.429%#	2/12/2039	135	130,252
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-2 A1	5.773%#	6/12/2046	319	319,504
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-2 A4	5.909%#	6/12/2046	180	178,729

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-4 A3	5.172%#	12/12/2049	$225	$210,272
Merrill Lynch Mortgage Trust 2003-KEY1 A4	5.236%#	11/12/2035	475	462,229
Merrill Lynch Mortgage Trust 2004-BPC1 A2	4.071%	10/12/2041	135	132,680
Merrill Lynch Mortgage Trust 2005-CIP1 ASB	5.022%#	7/12/2038	400	385,344
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.223%#	11/12/2037	175	174,027
Merrill Lynch Mortgage Trust 2005-LC1 A1	5.017%	1/12/2044	43	43,079
Merrill Lynch Mortgage Trust 2005-LC1 A4	5.291%#	1/12/2044	250	241,471
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%#	1/12/2044	110	107,652
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%#	6/12/2043	490	469,631
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%#	5/12/2039	330	330,255
Merrill Lynch Mortgage Trust 2006-C1 A2	5.613%#	5/12/2039	1,125	1,119,530
Merrill Lynch Mortgage Trust 2006-C1 A4	5.658%#	5/12/2039	250	244,926
Morgan Stanley Capital I 2003-HQ2	4.92%	3/12/2035	155	148,656
Morgan Stanley Capital I 2003-IQ6 A2	4.17%	12/15/2041	480	472,353
Morgan Stanley Capital I 2003-T11 A2	4.34%	6/13/2041	135	133,938
Morgan Stanley Capital I 2003-T11 A4	5.15%	6/13/2041	390	376,643
Morgan Stanley Capital I 2004-IQ7 A1	4.03%	6/15/2038	401	398,211
Morgan Stanley Capital I 2005-HQ6 A4B	5.042%	8/13/2042	415	394,893
Morgan Stanley Capital I 2005-HQ7 AAB	5.18%#	11/14/2042	109	106,223
Morgan Stanley Capital I 2005-T17 A5	4.78%	12/13/2041	191	180,552
Morgan Stanley Capital I 2005-T19 A4A	4.89%	6/12/2047	160	150,905
Morgan Stanley Capital I 2006-HQ9 AAB	5.685%	7/12/2044	200	196,960
Morgan Stanley Capital I 2006-HQ10 A4	5.328%	11/12/2041	360	341,062
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	510	501,706
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	770	771,387
Morgan Stanley Capital I 2006-T23 A4	5.811%#	8/12/2041	300	296,702
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	355	362,623
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%#	8/15/2035	935	901,844
Wachovia Bank Commercial Mortgage Trust 2004-C10 A4	4.748%	2/15/2041	140	133,190
Wachovia Bank Commercial Mortgage Trust 2004-C14 A1	3.477%	8/15/2041	157	154,536

See Notes to Schedule of Investments.

10

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Wachovia Bank Commercial
Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	$1,000	$957,600
Total				55,692,211

U.S. Treasury Obligations 2.15%
U.S. Treasury Bonds	5.00%	5/15/2037	260	285,086
U.S. Treasury Notes	3.50%	2/15/2018	1,470	1,466,785
U.S. Treasury Note Inflation Index Bonds(e)	1.625%	1/15/2015	814	862,022
U.S. Treasury Strips(f)	Zero Coupon	2/15/2036	2,181	613,472
Total				3,227,365
Total Long-Term Investments (cost $150,272,748)				151,239,347

SHORT-TERM INVESTMENT 6.35%

Repurchase Agreement
Repurchase Agreement dated 2/29/2008, 2.49% due 3/3/2008 with State Street Bank & Trust Co. collateralized by $9,595,000 of Federal Home Loan Bank at 5.125% due 8/8/2008; value: $9,722,633; proceeds: $9,533,065 (cost $9,531,087)			9,531	9,531,087
Total Investments in Securities 107.11% (cost $159,803,835)				160,770,434
Liabilities in Excess of Other Assets(g)(7.11%)				(10,669,951)
Net Assets 100.00%				$150,100,483

#                 Variable rate security. The interest rate represents the rate at February 29, 2008.

+                 Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)              Foreign security traded in U.S. dollars.

(b)             Security purchased on a when-issued basis (See Note 2 (f)).

(c)              To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(d)             Insured by Financial Security Assurance, Inc., a municipal bond insurance company.

(e)              Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

(f)               Security has been partially segregated to cover margin requirements for open futures contracts as of February 29, 2008.

(g)             Liabilities in excess of other assets include net unrealized appreciation on futures contracts, as follows:

Open futures contracts at February 29, 2008:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 10-Year Treasury Note	June 2008	3	Long	$351,844	$8,921
U.S. 20-Year Treasury Bond	June 2008	16	Long	1,898,000	44,701
Totals				$2,249,844	$53,622

See Notes to Schedule of Investments.

11

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND February 29, 2008

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 99.22%
Lord Abbett Affiliated Fund, Inc. - Class I(a)	874,422	$11,079
Lord Abbett Securities Trust - All Value Fund - Class I(a)	642,540	7,383
Lord Abbett Developing Growth Fund, Inc. - Class I(b)	215,958	3,671
Lord Abbett Research Fund, Inc.- Growth Opportunities Fund - Class I*(c)	378,706	7,381
Lord Abbett Securities Trust - International Core Equity Fund - Class I(d)	624,064	8,905
Lord Abbett Securities Trust - International Opportunities Fund - Class I(e)	431,044	6,199
Lord Abbett Research Fund, Inc.- Large Cap Core Fund - Class I(f)	522,018	14,825
Lord Abbett Large Cap Growth Fund - Class I*(g)	1,273,861	7,401
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(e)	610,565	7,388

Total Investments in Underlying Funds (cost $82,904,668)		$74,232

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 0.45%

Repurchase Agreement
Repurchase Agreement dated 2/29/2008, 2.49% due 3/3/2008 with State Street Bank & Trust Co. collateralized by $335,000 of Federal National Mortgage Assoc. at 5.125% due 11/2/2012; value: $351,174; proceeds: $339,853 (cost $339,782)	$340	340

Total Investments in Securities 99.67% (cost $83,244,450)		74,572

Other Assets in Excess of Liabilities 0.33%		246
Net Assets 100.00%		$74,818

*                Non-income producing security.

(a)               Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

(b)              Fund investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

(c)               Fund investment objective is capital appreciation.

(d)              Fund investment objective is to seek long-term capital appreciation.

(e)               Fund investment objective is long-term capital appreciation.

(f)                Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

(g)              Fund investment objective is long-term capital growth.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED INCOME STRATEGY FUND February 29, 2008

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 99.47%
Lord Abbett Affiliated Fund, Inc. - Class I (a)	526,425	$6,670
Lord Abbett Research Fund, Inc. - America’s Value Fund - Class I (b)	2,044,848	24,211
Lord Abbett Bond Debenture Fund, Inc. - Class I (c)	1,586,575	12,058
Lord Abbett Investment Trust - Floating Rate Fund - Class I (d)	193,777	1,843
Lord Abbett Investment Trust - High Yield Fund - Class I (c)	4,924,251	36,341
Lord Abbett Investment Trust - Total Return Fund - Class I (e)	902,416	9,403

Total Investments in Underlying Funds (cost $98,453,622)		$90,526

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 0.34%

Repurchase Agreement
Repurchase Agreement dated 2/29/2008, 2.49% due 3/3/2008 with State Street Bank & Trust Co. collateralized by $280,000 of Federal Home Loan Mortgage Corp. at 6.875% due 9/15/2010; value: $316,750; proceeds: $309,197 (cost $309,132)	$309	309

Total Investments in Securities 99.81% (cost $98,762,754)		90,835
Other Assets in Excess of Liabilities 0.19%		177
Net Assets 100.00%		$91,012

(a)                       Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

(b)                      Fund investment objective is to seek current income and capital appreciation.

(c)                       Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

(d)                      Fund investment objective is to seek a high level of current income.

(e)                       Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST–FLOATING RATE FUND February 29, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 93.77%

CORPORATE BONDS 0.24%
Rock-Tenn Co. (cost $124,125)	9.25%	3/15/16	125	$126,768

FLOATING RATE LOANS(a) 93.53%
Aerospace and Defense 2.23%
Hawker Beechcraft Acquisition Co. Letter of Credit	6.93%	3/26/14	59	54,575
Hawker Beechcraft Acquisition Co. Term Loan	6.83%	3/26/14	689	640,141
TransDigm, Inc. Term Loan B	6.858%	6/23/13	500	466,667
Total				1,161,383

Automotive 8.15%
Allison Transmission, Inc. Term Loan B	5.92% - 7.90%	8/27/14	749	662,540
Cooper Standard Automotive, Inc. Term Loan B	7.375%	12/1/11	159	142,319
Cooper Standard Automotive, Inc. Term Loan C	7.375%	12/1/11	398	355,688
Cooper Standard Automotive, Inc. Term Loan D(b)	7.375%	12/23/11	443	396,063
Ford Motor Co. Term Loan B	8.00%	12/15/13	749	643,293
General Motors Term Loan B	7.056%	11/29/13	749	659,932
Lear Corp. First Lien Term Loan	5.665% - 7.33%	4/23/12	748	689,320
Oshkosh Truck Corp. Term Loan B	6.90%	12/6/13	750	702,266
Total				4,251,421

Broadcast Radio and Television 4.10%
Atlantic Broadband Finance LLC Term Loan B2	7.08%	8/10/12	499	441,180
Local TV Term Loan(b)	5.16% - 5.22%	5/7/13	499	431,416
Telesat Canada Delayed Draw Term Loan (Canada)(c)(d)	6.26% - 8.00%	10/31/14	19	17,469
Telesat Canada Term Loan B (Canada)(d)	6.13% - 6.25%	10/31/14	691	638,692
Univision Communications Term Loan B	5.375% - 5.494%	9/29/14	725	610,602
Total				2,139,359

Building and Development 1.35%
Brand Energy & Infrastructure Services, Inc. Add on Term Loan	8.125%	2/7/14	748	703,237

Business Equipment and Services 4.83%
Asurion Corp. First Lien Term Loan	6.095%	7/3/14	750	639,750
Commscope Term Loan B(b)	5.771% - 7.358%	12/27/14	500	473,750
IFM Holdco Term Loan B(b)	5.09% - 7.09%	2/27/12	500	475,000
Itron, Inc. Term Loan B(b)	5.13% - 6.83%	4/18/14	492	457,208
Metavante Corp. Term Loan B	4.989%	11/1/14	500	470,000
Total				2,515,708

Cable and Satellite Television 2.63%
CSC Holdings Inc. Incremental Term Loan	6.896%	3/29/13	748	693,641
Insight Midwest Holdings LLC Term Loan B	6.73%	4/6/14	750	675,820
Total				1,369,461

See Notes to Schedule of Investments

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST–FLOATING RATE FUND February 29, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemical/Plastics 5.64%
Celanese AG Dollar Term Loan	6.479%	4/2/14	499	$467,642
Ineos US Finance LLC Term Loan B2	7.357%	12/16/13	247	220,067
Ineos US Finance LLC Term Loan C2	7.857%	12/14/14	247	220,067
ISP Chemco Term Loan B	4.875% - 6.438%	6/4/14	1,000	904,375
Momentive Performance Term Loan B	5.375%	12/4/13	748	663,948
Solutia, Inc. Term Loan B(b)	7.931%	2/28/14	500	465,625
Total				2,941,724

Containers and Glass Products 2.20%
Graham Packaging Co., L.P. Term Loan B	6.813% - 7.75%	10/7/11	499	454,730
Solo Cup, Inc. Term Loan	6.59% - 8.38%	2/27/11	750	689,732
Total				1,144,462

Cosmetics/Toiletries 1.67%
Bausch & Lomb, Inc. Delayed Draw Term Loan(c)	6.511%	4/11/15	100	96,796
Bausch & Lomb, Inc. Term Loan B	8.08%	4/15/15	800	774,364
Total				871,160

Electronics/Electric 3.40%
Freescale Semiconductor Term Loan B	5.014%	12/1/13	500	426,562
Serena Software, Inc. Term Loan B(b)	7.175%	3/11/13	464	422,029
Sungard Data Systems, Inc. Term Loan B	5.128%	2/28/14	997	924,072
Total				1,772,663

Equipment Leasing 1.24%
Rental Service Corp. Second Lien Term Loan	8.15%	11/30/13	750	644,063

Financial Intermediaries 4.02%
Chrysler Financial Services NA LLC First Lien Term Loan	9.00%	8/3/12	748	653,674
Nuveen Investments Term Loan B	6.125% - 7.858%	11/13/14	750	697,266
Royalty Pharma Finance Trust Bank Loan Term Loan	5.511%	4/16/13	748	743,595
Total				2,094,535

Food Products 0.85%
Pinnacle Foods Group, Inc. Term Loan B	7.479% - 7.593%	4/2/14	499	440,924

Food Service 1.33%
Aramark Corp. Letter of Credit	7.223%	1/26/14	44	41,283
Aramark Corp. Term Loan B	6.705%	1/26/14	700	649,821
Total				691,104

Forest Products 3.70%
Boise Cascade Corp. First Lien Term Loan	7.50%	2/22/14	500	493,541
Georgia-Pacific Corp. First Lien Term Loan	5.085% - 6.896%	12/20/12	499	460,949
New Page Term Loan	8.688%	12/21/14	1,000	973,819
Total				1,928,309

Health Care 11.96%
Biomet, Inc. Term Loan B	7.858%	2/15/15	999	959,923

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST–FLOATING RATE FUND February 29, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care (continued)
Community Health Systems, Inc. Term Loan B	5.335%	7/25/14	930	$852,909
Hanger Orthopedic Term Loan B	7.09%	9/30/09	749	698,195
HCA, Inc. Term Loan B	7.08%	11/17/13	1,247	1,151,873
HealthSouth Corp. Term Loan B	5.63% - 5.67%	3/10/13	748	690,515
Mylan Laboratories, Inc. New Term Loan B	6.438% - 8.125%	10/2/14	1,000	969,444
United Surgical Partners International, Inc. Term Loan B(b)	5.49%	4/19/14	500	450,000
Vanguard Health Holding Co. II Replacement Term Loan	5.372%	9/23/11	499	462,591
Total				6,235,450

Home Furnishings 1.37%
Jarden Corp. Term Loan B	7.33%	1/24/12	748	715,764

Industrial Equipment 6.84%
Baldor Electric Co. Term Loan B	4.875% - 5.063%	3/31/14	973	921,476
Dresser, Inc. Term Loan B	5.565% - 5.622%	5/4/14	750	695,250
John Maneely Co. Term Loan B	6.345% - 7.693%	12/8/13	500	436,250
Rexnord Corporation Term Loan	5.618% - 6.426%	7/19/13	750	680,625
Veyance Technologies, Inc. Delayed Draw Term Loan	5.63%	7/31/14	125	103,906
Veyance Technologies, Inc. Term Loan B	5.75%	7/31/14	873	725,980
Total				3,563,487

Leisure Goods/Activities/Movies 4.27%
Carmike Cinemas, Inc. Delayed Draw Term Loan	8.65%	5/19/12	218	204,264
Carmike Cinemas, Inc. Term Loan B	6.60%	5/19/12	507	473,699
Cedar Fair, L.P. Term Loan B	5.122%	8/30/12	499	464,945
Cinemark USA, Inc. Term Loan B	4.82% - 6.89%	10/5/13	750	666,094
Metro-Goldwyn-Mayer Studios, Inc. Term Loan B	8.108%	4/8/12	499	414,362
Total				2,223,364

Lodging and Casinos 1.82%
Penn National Gaming, Inc. Term Loan B	4.88% - 6.58%	10/3/12	997	951,203

Non-Ferrous Metals/Minerals 1.27%
Noranda Aluminum Acquisition Corp. Term Loan	5.065%	5/18/14	750	660,000

Oil and Gas 1.79%
Petroleum Geo-Services Term Loan B	6.58%	6/29/15	499	465,913
Volnay Acquisition Co. I Term Loan B(b)	5.122%	1/12/14	500	468,750
Total				934,663

Publishing 4.78%
Cengage Learning, Inc. Term Loan B	5.62% - 7.58%	7/5/14	352	308,625
Dex Media East LLC Delayed Draw Term Loan B	5.08% - 5.26%	10/24/14	750	693,281
Idearc, Inc. Term Loan B	6.83%	11/17/14	998	827,184
Nielsen Finance LLC Term Loan B	5.346%	8/9/13	748	663,945
Total				2,493,035

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST–FLOATING RATE FUND February 29, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retailers (except Food & Drug) 2.22%
Neiman-Marcus Group, Inc. Term Loan	4.931% - 6.90%	4/6/2013	500	$463,862
Sally Beauty Term Loan	5.70%	11/16/2013	748	694,670
Total				1,158,532

Steel 0.84%
Algoma Steel Term Loan B (Canada)(d)	7.33%	6/20/2013	500	438,750

Telecommunication 1.62%
Syniverse Holding LLC Delayed Draw Term Loan(b)	5.63%	3/31/2008	500	482,500
Syniverse Holding LLC Tranche B Term Loan(b)	5.63%	8/9/2014	373	360,066
Total				842,566

Telecommunications: Cellular Communications 3.55%
Intelsat Ltd. Term Loan (Bermuda)(d)	5.644%	2/1/2014	1,000	991,250
Paetec Communications Incremental Term Loan	5.622%	6/12/2012	200	181,167
Paetec Holding Corp. First Lien Term Loan	5.622%	2/28/2013	748	677,665
Total				1,850,082

Telecommunications: Wireline 1.79%
Time Warner Telecom, Inc. Term Loan B	5.13%	1/7/2013	1,000	933,000

Utilities 2.07%
NRG Energy, Inc. Term Loan	6.58%	2/1/2013	426	393,593
Texas Competitive Electric Holdings Co., LLC Term Loan B2	6.478% - 6.596%	10/10/2014	748	684,807
Total				1,078,400
Total Floating Rate Loans (cost $51,398,756)				48,747,809
Total Long-Term Investments (cost $51,522,881)				48,874,577

SHORT-TERM INVESTMENT 8.16%

Repurchase Agreement

Repurchase Agreement dated 2/29/2008, 2.79% due 3/3/2008 with State Street Bank & Trust Co. collateralized by $4,135,000 of Federal Farm Credit at 5.21% due 12/19/2022; value: $4,343,404; proceeds: $4,255,989 (cost $4,255,000)			4,255	4,255,000

Total Investments in Securities 101.93% (cost $55,777,881)				53,129,577
Liabilities in Excess of Other Assets (1.93%)				(1,006,815)
Net Assets 100%				52,122,762

(a)               Floating Rate Loan. Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate(s) in effect at February 29, 2008.

(b)              Illiquid security. The total market value of these securities at February 29, 2009 is $4,882,407, which represents 9.37% of the Fund’s net assets.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST–FLOATING RATE FUND February 29, 2008

(c)                 This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.

(d)                Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - GROWTH & INCOME STRATEGY FUND February 29, 2008

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 99.51%
Lord Abbett Affiliated Fund, Inc. - Class I(a)	3,075,868	$38,971
Lord Abbett Securities Trust - All Value Fund - Class I(a)	3,389,504	38,945
Lord Abbett Research Fund, Inc. - America’s Value Fund - Class I(b)	2,643,250	31,296
Lord Abbett Investment Trust - Floating Rate Fund - Class I(c)	836,702	7,957
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(d)	500,820	9,761
Lord Abbett Investment Trust - High Yield Fund - Class I(e)	10,898,399	80,430
Lord Abbett Securities Trust - International Core Equity Fund - Class I(f)	5,600,302	79,916
Lord Abbett Securities Trust - International Opportunities Fund - Class I(g)	1,422,313	20,453
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class I(h)	2,066,320	58,684
Lord Abbett Large Cap Growth Fund - Class I*(i)	1,683,764	9,783
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(g)	1,602,477	19,390
Total Investments in Underlying Funds (cost $432,022,408)		$395,586

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 0.08%

Repurchase Agreement
Repurchase Agreement dated 2/29/2008, 2.49% due 3/3/2008 with State Street Bank & Trust Co. collateralized by $325,000 of Federal Home Loan Bank at 3.875% due 8/22/2008; value: $327,175; proceeds: $320,237(cost $320,171)	$320	320

Total Investments in Securities 99.59% (cost $432,342,579)		395,906
Other Assets in Excess of Liabilities 0.41%		1,649
Net Assets 100.00%		$397,555

*       Non-income producing security.

(a)                 Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

(b)                Fund investment objective is to seek current income and captial appreciation.

(c)                 Fund investment objective is to seek a high level of current income.

(d)                Fund investment objective is capital appreciation.

(e)                 Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

(f)                  Fund investment objective is to seek long-term capital appreciation.

(g)                Fund investment objective is long-term capital appreciation.

(h)                Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

(i)                  Fund investment objective is long-term capital growth.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2008

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)	Value
LONG-TERM INVESTMENTS 96.40%

CONVERTIBLE BOND 0.19%

Consumer/Commercial/Lease Financing
Countrywide Financial Corp. (cost $888,863)	0.758	%#	4/15/2037	$1,000	$890,000

FLOATING RATE LOANS(a) 3.07%

Auto Parts & Equipment 0.70%
Oshkosh Corp. Term Loan B	6.90	%#	12/6/2013	3,500	3,277,239

Food: Wholesale 0.38%
Pinnacle Foods Holdings Corp.
Term Loan	7.47875%# - 7.5925	%#	4/2/2014	1,997	1,765,910

Forestry/Paper 0.49%
Georgia-Pacific Corp. Term Loan B	6.58%# - 6.89625	%#	12/20/2012	2,500	2,310,625

Health Services 0.69%
HealthSouth Corp. Term Loan B	5.63%# - 5.67	%#	3/11/2013	3,495	3,225,958

Pharmaceuticals 0.41%
Mylan Laboratories, Inc. Term Loan B	6.4375%# - 8.125	%#	12/1/2014	2,000	1,938,888

Theaters & Entertainment 0.40%
Carmike Cinemas, Inc. First Lien Term Loan	6.35	%#	5/19/2012	1,029	962,257
Carmike Cinemas, Inc. Delay Draw Term Loan	6.49%# - 6.56	%#	5/19/2012	971	907,743

Total					1,870,000
Total Floating Rate Loans (cost $14,869,629)					14,388,620

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
HIGH YIELD CORPORATE BONDS 90.03%

Aerospace/Defense 3.39%
DRS Technologies, Inc.	7.625%	2/1/2018	$2,000	$2,010,000
Esterline Technologies Corp.	6.625%	3/1/2017	500	505,000
Esterline Technologies Corp.	7.75%	6/15/2013	2,000	2,035,000
Hawker Beechcraft Corp.	9.75%	4/1/2017	4,000	3,990,000
L-3 Communications Corp.(d)	6.125%	1/15/2014	5,000	4,962,500
Moog Inc., Class A	6.25%	1/15/2015	2,500	2,406,250
Total				15,908,750

Apparel/Textiles 0.47%
Quiksilver, Inc.	6.875%	4/15/2015	2,750	2,186,250

Auto Loans 3.30%
Ford Motor Credit Co.	9.75%	9/15/2010	9,500	8,938,445
Ford Motor Credit Co.	9.875%	8/10/2011	2,500	2,315,808
GMAC LLC	7.25%	3/2/2011	5,000	4,222,615
Total				15,476,868

Auto Parts & Equipment 3.00%
Cooper Tire & Rubber Co.	7.625%	3/15/2027	2,500	2,081,250
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	3,000	2,265,000
Lear Corp.	8.50%	12/1/2013	2,500	2,268,750
Stanadyne Corp.	10.00%	8/15/2014	2,250	2,058,750
Tenneco Inc.	10.25%	7/15/2013	2,029	2,163,421
TRW Automotive Inc.+	7.25%	3/15/2017	3,500	3,202,500
Total				14,039,671

Automotive 1.30%
General Motors Corp.	7.20%	1/15/2011	2,500	2,268,750
General Motors Corp.	8.25%	7/15/2023	5,000	3,806,250
Total				6,075,000

Beverage 0.86%
Constellation Brands, Inc.	8.125%	1/15/2012	4,000	4,020,000

Brokerage 0.27%
E*TRADE Financial Corp.	8.00%	6/15/2011	1,475	1,286,938

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Building & Construction 0.51%
D.R. Horton, Inc.	5.00%	1/15/2009	$1,000	$970,000
KB Home	7.75%	2/1/2010	1,475	1,414,156
Total				2,384,156

Building Materials 0.52%
Belden, Inc.	7.00%	3/15/2017	2,500	2,443,750

Chemicals 3.61%
Equistar Chemicals LP	7.55%	2/15/2026	750	491,250
Ineos Group Holdings plc (United Kingdom)+(b)	8.50%	2/15/2016	3,500	2,642,500
MacDermid, Inc.+	9.50%	4/15/2017	2,500	2,212,500
Momentive Performance	11.50%	12/1/2016	2,500	1,925,000
Nalco Co.(d)	7.75%	11/15/2011	7,000	7,105,000
NOVA Chemicals Corp. (Canada)(b)	7.863%#	11/15/2013	3,000	2,565,000
Total				16,941,250

Diversified Capital Goods 1.48%
Mueller Water Products, Inc.	7.375%	6/1/2017	1,500	1,312,500
Park-Ohio Industries, Inc.	8.375%	11/15/2014	1,660	1,340,450
RBS Global & Rexnord Corp.	11.75%	8/1/2016	5,000	4,275,000
Total				6,927,950

Electric: Generation 6.84%
AES Corp. (The)+	8.75%	5/15/2013	5,000	5,250,000
Dynegy Holdings, Inc.	8.375%	5/1/2016	4,940	4,853,550
Dynegy Holdings, Inc.	8.75%	2/15/2012	1,950	1,984,125
Edison Mission Energy	7.75%	6/15/2016	8,500	8,797,500
NRG Energy, Inc.	7.375%	1/15/2017	5,000	4,825,000
Orion Power Holdings, Inc.	12.00%	5/1/2010	3,000	3,270,000
Reliant Energy, Inc.	6.75%	12/15/2014	3,000	3,067,500
Total				32,047,675

Electric: Integrated 2.19%
Aquila, Inc.	7.95%	2/1/2011	2,450	2,616,570
Mirant Americas Generation LLC	9.125%	5/1/2031	4,000	3,600,000
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	110	117,961
Texas Competitive Electric Holdings Co. LLC+	10.25%	11/1/2015	4,000	3,920,000
Total				10,254,531

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Electronics 1.46%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	$1,475	$1,242,688
Freescale Semiconductor, Inc. PIK	9.125%	12/15/2014	3,500	2,677,500
NXP B.V. (Netherlands)(b)	9.50%	10/15/2015	3,500	2,911,580
Total				6,831,768

Energy: Exploration & Production 4.76%
Chesapeake Energy Corp.(d)	6.25%	1/15/2018	10,000	9,600,000
Cimarex Energy Co.	7.125%	5/1/2017	5,000	4,925,000
KCS Energy Services, Inc.	7.125%	4/1/2012	1,500	1,425,000
Quicksilver Resources, Inc.	7.125%	4/1/2016	3,000	2,887,500
Range Resources Corp.	6.375%	3/15/2015	3,500	3,456,250
Total				22,293,750

Environmental 0.88%
Allied Waste North America, Inc.	7.875%	4/15/2013	4,000	4,105,000

Food & Drug Retailers 1.01%
Stater Bros. Holdings, Inc.	8.125%	6/15/2012	4,750	4,750,000

Forestry/Paper 1.31%
Abitibi-Consolidated, Inc. (Canada)(b)	6.95%	4/1/2008	1,950	1,725,750
Abitibi-Consolidated, Inc. (Canada)(b)	8.491%#	6/15/2011	2,500	1,312,500
Graphic Packaging International Corp.	9.50%	8/15/2013	2,500	2,368,750
Rock-Tenn Co., Class A+(c)	9.25%	3/15/2016	700	713,398
Total				6,120,398

Gaming 5.55%
Harrah’s Operating Co., Inc.+	10.75%	2/1/2016	2,950	2,592,312
Las Vegas Sands Corp.	6.375%	2/15/2015	4,975	4,378,000
Mandalay Resort Group	9.375%	2/15/2010	3,850	3,975,125
MGM Mirage, Inc.	7.50%	6/1/2016	2,000	1,870,000
River Rock Entertainment Authority	9.75%	11/1/2011	3,282	3,372,255
Snoqualmie Entertainment Authority+	6.936%#	2/1/2014	5,000	4,350,000
Snoqualmie Entertainment Authority+	9.125%	2/1/2015	1,000	895,000
Station Casinos, Inc.	6.50%	2/1/2014	2,500	1,681,250
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	3,000	2,895,000
Total				26,008,942

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Gas Distribution 4.24%
El Paso Corp.	8.05%	10/15/2030	$8,500	$9,036,231
Inergy Finance L.P.	8.25%	3/1/2016	5,200	5,356,000
Williams Cos., Inc. (The)	7.875%	9/1/2021	5,000	5,475,000
Total				19,867,231

Health Services 6.17%
Bausch & Lomb Inc.+	9.875%	11/1/2015	1,500	1,526,250
Community Health Systems, Inc.(d)	8.875%	7/15/2015	4,000	3,945,000
HCA, Inc.	6.25%	2/15/2013	4,000	3,490,000
HCA, Inc.	6.375%	1/15/2015	2,000	1,680,000
HCA, Inc.	9.125%	11/15/2014	5,000	5,112,500
LVB Acquisition Merger Sub Inc.+	11.625%	10/15/2017	3,200	3,164,000
Sun Healthcare Group, Inc.	9.125%	4/15/2015	5,000	4,837,500
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	4,000	3,700,000
Vanguard Health Holdings Co. (11.25% after 10/1/2009)**	Zero Coupon	10/1/2015	1,950	1,438,125
Total				28,893,375

Hotels 1.55%
Gaylord Entertainment Co.	8.00%	11/15/2013	3,810	3,524,250
Host Marriott L.P.	6.375%	3/15/2015	4,000	3,760,000
Total				7,284,250

Integrated Energy 0.72%
Verasun Energy Corp.	9.875%	12/15/2012	3,500	3,360,000

Investments & Miscellaneous Financial Services 0.12%
Nuveen Investments, Inc.+	10.50%	11/15/2015	600	548,250

Leisure 0.55%
Universal City Development Partners, Ltd.	11.75%	4/1/2010	2,500	2,584,375

Machinery 0.94%
Baldor Electric Co.	8.625%	2/15/2017	4,500	4,432,500

Media: Broadcast 2.21%
Bonten Media Acquisition PIK+	9.00%	6/1/2015	2,350	1,730,188
Rainbow National Services LLC+	8.75%	9/1/2012	3,000	3,090,000

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Media: Broadcast (continued)
Univision Communications, Inc. PIK+	9.75%	3/15/2015	$8,000	$5,560,000
Total				10,380,188

Media: Cable 4.03%
CCH I LLC(d)	11.00%	10/1/2015	2,500	1,750,000
CCH I LLC	11.75%	5/15/2014	1,000	515,000
Charter Communications Holding	10.25%	9/15/2010	2,000	1,825,000
CSC Holdings, Inc.	7.875%	2/15/2018	4,000	3,710,000
DIRECTV Holdings LLC/Finance(d)	6.375%	6/15/2015	5,000	4,662,500
Echostar DBS Corp.(d)	7.00%	10/1/2013	2,175	2,153,250
Mediacom Communications LLC/Corp.	9.50%	1/15/2013	2,500	2,200,000
NTL Cable Plc (United Kingdom)(b)	9.125%	8/15/2016	2,450	2,070,250
Total				18,886,000

Metals/Mining (Excluding Steel) 5.15%
Aleris International, Inc.	10.00%	12/15/2016	2,000	1,382,500
Alpha Natural Resources	10.00%	6/1/2012	5,000	5,275,000
Freeport-McMoRan Copper & Gold	8.375%	4/1/2017	3,000	3,187,500
Freeport-McMoRan Copper & Gold	8.394%#	4/1/2015	6,500	6,264,375
Noranda Aluminum, Acquisition Corp. PIK+	8.738%#	5/15/2015	3,000	2,325,000
Peabody Energy Corp.	5.875%	4/15/2016	6,000	5,715,000
Total				24,149,375

Mortgage Banks & Thrifts 0.34%
Countrywide Home Loan	6.25%	4/15/2009	1,700	1,585,134

Multi-Line Insurance 0.34%
USI Holdings Corp.+	9.75%	5/15/2015	2,000	1,572,500

Non-Food & Drug Retailers 1.36%
Bon-Ton Stores, Inc. (The)	10.25%	3/15/2014	2,000	1,350,000
Harry & David Operations Corp.	9.00%	3/1/2013	1,000	885,000
Neiman Marcus Group, Inc.	10.375%	10/15/2015	2,500	2,503,125
Yankee Acquisition Corp.	9.75%	2/15/2017	2,000	1,630,000
Total				6,368,125

Oil Field Equipment & Services 0.73%
Grant Prideco, Inc.	6.125%	8/15/2015	1,500	1,552,500

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Oil Field Equipment & Services (continued)
PHI, Inc.	7.125%	4/15/2013	$1,500	$1,387,500
Pride International, Inc.	7.375%	7/15/2014	450	470,250
Total				3,410,250

Packaging 1.73%
Ball Corp.	6.625%	3/15/2018	7,000	6,930,000
Solo Cup Co.	8.50%	2/15/2014	1,500	1,200,000
Total				8,130,000

Printing & Publishing 1.84%
Cengage Learning Acq+	10.50%	1/15/2015	1,700	1,521,500
Idearc Inc.	8.00%	11/15/2016	5,000	2,975,000
R.H. Donnelley Corp.+	8.875%	10/15/2017	7,000	4,130,000
Total				8,626,500

Restaurants 0.67%
Landry’s Restaurants, Inc.	9.50%	12/15/2014	1,900	1,843,000
NPC International, Inc.	9.50%	5/1/2014	1,500	1,312,500
Total				3,155,500

Software/Services 2.65%
Ceridian Corp.+	11.25%	11/15/2015	575	472,938
First Data Corp.+	9.875%	9/24/2015	3,500	3,040,625
SunGard Data Systems, Inc.	10.25%	8/15/2015	7,000	7,000,000
Vangent, Inc.	9.625%	2/15/2015	2,500	1,890,625
Total				12,404,188

Steel Producers/Products 0.12%
Allegheny Ludlum Corp.	6.95%	12/15/2025	575	577,875

Support: Services 2.71%
Aramark Services, Inc.	6.739%#	2/1/2015	5,000	4,400,000
Ashtead Capital, Inc.+	9.00%	8/15/2016	2,500	2,075,000
Hertz Corp. (The)	10.50%	1/1/2016	2,500	2,387,500
Rental Service Corp.	9.50%	12/1/2014	1,900	1,562,750
United Rentals North America, Inc.	6.50%	2/15/2012	2,500	2,275,000
Total				12,700,250

Telecommunications: Integrated/Services 6.39%
Broadview Networks Holdings	11.375%	9/1/2012	4,900	4,777,500

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2008

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)	Value
Telecommunications :
Integrated/Services (continued)
Cincinnati Bell, Inc.	8.375%		1/15/2014	$3,500	$3,377,500
Intelsat Ltd. (Bermuda)(b)	6.50%		11/1/2013	2,000	1,285,000
Nordic Telephone Holdings Co.(Denmark)+(b)	8.875%		5/1/2016	5,000	4,950,000
Qwest Communications International, Inc., Series B	6.565	%#	2/15/2009	2,250	2,244,375
Qwest Communications International, Inc.	7.50%		2/15/2014	2,500	2,443,750
Qwest Corp.	8.241	%#	6/15/2013	5,000	4,837,500
Windstream Corp.	8.125%		8/1/2013	6,000	6,015,000
Total					29,930,625

Telecommunications: Wireless 2.47%
Centennial Cellular	10.479	%#	1/1/2013	4,000	3,700,000
Hellas II (Luxembourg)+(b)	10.008	%#	1/15/2015	2,000	1,470,000
Rural Cellular Corp.	8.989	%#	11/1/2012	3,000	3,045,000
Wind Acquisition Finance S.A. (Luxembourg)+(b)	10.75%		12/1/2015	3,300	3,357,750
Total					11,572,750

Transportation (Excluding Air/Rail) 0.29%
Bristow Group, Inc.	6.125%		6/15/2013	1,400	1,351,000

Total High Yield Corporate Bonds (cost $451,688,558)					421,872,888

MUNICIPAL BONDS 2.84%

Health Services 2.41%
Colorado Springs CO Hosp Rev STARS(h)	8.00	%#	12/15/2032	2,000	2,000,000
IN Hlth & Edl Fac Fin Auth Rev ARS Clarian Health Oblig Grp-B(h)	7.99	%#	2/15/2021	2,000	2,000,000
MA St Hlth & Edl Facs Auth Rev PARS Dana Farber Cancer H 2(e)	9.96	%#	12/1/2027	2,525	2,525,000
MO St Hlth & Edl Facs Auth VAR Children’s Mercy Hosp Ser B(e)	7.00	%#	5/15/2037	1,000	1,000,000
NJ Hlthcare Fac Fin Auth Rev ARS Meridan Health Tranche III(f)	8.11	%#	7/1/2038	1,500	1,500,000
NJ Hlthcare Fac Fin Auth Rev ARS Meridan Health Tranche V(f)	7.63	%#	7/1/2038	425	425,000

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2008

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)	Value
Health Services (continued)
University WI Hosp & Clinics Auth Rev STARS(e)	7.47	%#	4/1/2034	$1,825	$1,825,000
Total					11,275,000

Water/Sewer 0.43%
NY New York City Mun Fin Auth Wtr & Swr Sys Rev Ser G(g)	6.00	%#	6/15/2024	2,000	2,000,000

Total Municipal Bonds (cost $13,275,000)					13,275,000

				Shares
				(000)
PREFERRED STOCK 0.27%

Agency
Federal National Mortgage Assoc. (cost $1,258,145)				50	1,280,000

Total Long-Term Investments (cost $481,980,195)					451,706,508

				Principal
				Amount
				(000)
SHORT-TERM INVESTMENT 4.04%

Repurchase Agreement
Repurchase Agreement dated 2/29/2008, 2.49% due 3/3/2008 with State Street Bank & Trust Co. collateralized by $1,915,000 of Federal Home Loan Bank at 2.625% due 7/15/2008 and $15,390,000 of Federal Home Loan Mortgage Corp. at 6.875% due 9/15/2010; value: $19,330,185; proceeds: $18,949,724 (cost $18,945,793)				$18,946	18,945,793

Total Investments in Securities 100.44% (cost $500,925,988)					470,652,301
Liabilities in Excess of Other Assets(i)(0.44%)					(2,073,681)
Net Assets 100.00%					$468,578,620

See Notes to Schedule of Investments.

9

Schedule of Investments (concluded)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2008

PIK    Payment-in-kind.

**                Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.

+                          Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#                          Variable rate security. The interest rate represents the rate at February 29, 2008.

(a)                       Floating Rate Loan.  Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or other short-term rates.  The rate shown is the rate(s) in effect at February 29, 2008.

(b)                      Foreign security traded in U.S. dollars.

(c)                       Securities purchased on a when-issued basis (See Note 2 (f)).

(d)                      Security has been pledged as collateral for swap contracts as of February 29, 2008.

(e)                       Insured by AMBAC Assurance Corporation

(f)                        Insured by Assured Guaranty

(g)                      Insured by Financial Guaranty Insurance Company

(h)                      Insured by Financial Security Assurance, Inc.

(i)                        Other assets in excess of liabilities include net unrealized appreciation (depreciation) on credit default swap agreements, as follows:

Credit default swap agreements outstanding at February 29, 2008:

Counterparty	Reference Entity	Sell Protection	Receive Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Citicorp Security Services	Abitibi-Consolidated Inc.
	8.375% due 4/1/2015	Sell	5.10%	9/20/2011	$1,200	$(532,537)
Citicorp Security Services	Alltel Corp.
	7.00% due 7/1/2012	Sell	7.00%	3/20/2011	2,500	(126,134)
Goldman Sachs	Dole Food Company, Inc.
Capital Markets, L.P.	8.875% due 3/15/2011	Sell	4.50%	3/20/2012	1,000	(244,848)
Goldman Sachs	Mediacom LLC
Capital Markets, L.P.	9.50% due 1/15/2013	Sell	4.50%	9/20/2012	1,500	(314,120)
Goldman Sachs	Nalco
Capital Markets, L.P.	7.75% due 11/15/2011	Sell	5.00%	3/20/2013	3,000	20,202
Merrill Lynch	Mediacom LLC
International	9.50% due 1/15/2013	Sell	4.25%	9/20/2012	1,500	(325,568)
Morgan Stanley	Dole Food Company, Inc.
Capital Services, Inc.	8.625% due 5/1/2009	Sell	4.85%	6/20/2012	1,000	(247,654)
Morgan Stanley	Dole Food Company, Inc.
Capital Services, Inc.	8.625% due 5/1/2009	Sell	6.00%	9/20/2012	1,000	(228,297)
						$(1,998,956)

See Notes to Schedule of Investments.

10

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 98.39%

CORPORATE BONDS 70.72%

Advertising 0.43%
Lamar Media Corp.	6.625%	8/15/2015	$1,180	$1,091,500
R.H. Donnelley Corp.+	8.875%	10/15/2017	2,425	1,430,750
Total				2,522,250

Aluminum 0.04%
Century Aluminum Co.	7.50%	8/15/2014	250	238,750

Apparel Retail 0.57%
VF Corp.	6.45%	11/1/2037	2,500	2,347,945
Warnaco Group, Inc.	8.875%	6/15/2013	1,000	1,027,500
Total				3,375,445

Auto Parts: Original Equipment 0.34%
ITC Holdings Corp.+	6.05%	1/31/2018	2,000	2,021,374

Automotive 0.52%
General Motors Corp.	7.20%	1/15/2011	2,120	1,923,900
Tenneco Inc.+	8.125%	11/15/2015	1,180	1,188,850
Total				3,112,750

Banks 1.67%
Bank of America Corp.	5.75%	12/1/2017	5,180	5,303,362
Citigroup, Inc.(a)	6.875%	3/5/2038	3,032	3,020,545
JPMorgan Chase & Co.	6.00%	1/15/2018	1,547	1,608,153
Total				9,932,060

Beverages 0.06%
Anheuser-Busch Cos., Inc.	4.95%	1/15/2014	329	340,936

Biotechnology Research & Production 0.08%
Amgen, Inc.	6.375%	6/1/2037	455	453,746

Broadcasting 0.76%
Cox Communications, Inc.+	5.875%	12/1/2016	4,500	4,520,880

Cable Services 2.36%
Comcast Corp.	6.95%	8/15/2037	8,600	8,734,083

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Cable Services (continued)
Mediacom Communications Corp.	9.50%	1/15/2013	$960	$844,800
Time Warner Cable Inc.	5.85%	5/1/2017	4,500	4,454,118
Total				14,033,001

Chemicals 0.10%
Ineos Group Holdings plc (United Kingdom)+(b)	8.50%	2/15/2016	750	566,250

Coal 0.44%
CONSOL Energy Inc	7.875%	3/1/2012	2,440	2,586,400

Communications Technology 0.25%
American Tower Corp.+	7.00%	10/15/2017	1,490	1,493,725

Computer Hardware 0.29%
Seagate Technology Holdings, Inc. (Cayman Islands)(b)	6.80%	10/1/2016	1,740	1,687,800

Computer Services 0.25%
First Data Corp.+	9.875%	9/24/2015	1,070	929,562
hanarotelecom inc. (South Korea)+(b)	7.00%	2/1/2012	550	558,250
Total				1,487,812

Computer Software 0.53%
Intuit Inc.	5.75%	3/15/2017	3,130	3,113,630

Construction/Home Building 0.66%
CRH America, Inc.	5.625%	9/30/2011	3,825	3,908,943

Consumer Products 0.12%
Avon Products, Inc.(a)	4.80%	3/1/2013	250	254,710
Avon Products, Inc.(a)	5.75%	3/1/2018	459	470,032
Total				724,742

Containers 0.25%
Pactiv Corp.	5.875%	7/15/2012	700	722,164
Solo Cup Co.	8.50%	2/15/2014	975	780,000
Total				1,502,164

Diversified 1.05%
BHP Billiton Ltd. (Australia)(b)	5.125%	3/29/2012	3,750	3,832,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Diversified (continued)
Tyco Electronics Group (Luxembourg)+(b)	7.125%	10/1/2037	$2,300	$2,398,762
Total				6,231,652

Drugs 0.68%
Hospira, Inc.	6.05%	3/30/2017	506	521,815
Schering-Plough Corp.	6.55%	9/15/2037	3,456	3,540,098
Total				4,061,913

Electric Power 6.04%
Alabama Power Co.	4.85%	12/15/2012	1,250	1,297,537
CenterPoint Energy, Inc.	5.75%	1/15/2014	2,000	2,064,496
Florida Power Corp.	6.35%	9/15/2037	2,850	3,046,619
General Electric Capital Corp.	5.25%	10/19/2012	6,614	6,920,195
General Electric Capital Corp.	5.875%	1/14/2038	7,275	6,978,406
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	3,980	3,963,383
Oncor Electric Delivery Co. LLC	6.375%	1/15/2015	2,000	2,018,570
Oncor Electric Delivery Co. LLC	7.25%	1/15/2033	1,982	1,996,348
PacifiCorp	6.25%	10/15/2037	1,740	1,813,130
ScottishPower plc (United Kingdom)(b)	5.375%	3/15/2015	2,500	2,510,110
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)+(b)	6.165%	10/25/2017	2,000	1,955,858
Union Electric Co.	6.40%	6/15/2017	1,211	1,288,796
Total				35,853,448

Electric: Equipment/Components 1.10%
Baldor Electric Co.	8.625%	2/15/2017	1,110	1,093,350
Enel Finance International (Luxembourg)+(b)	6.25%	9/15/2017	850	893,231
Enel Finance International (Luxembourg)+(b)	6.80%	9/15/2037	3,500	3,596,841
NXP B.V. (Netherlands)(b)	7.875%	10/15/2014	1,050	960,750
Total				6,544,172

Electrical Equipment 0.16%
ITC Midwest LLC+	6.15%	1/31/2038	932	929,907

Electrical: Household 0.86%
EDP Finance B.V. (Netherlands)+(b)	6.00%	2/2/2018	5,000	5,110,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Electronics: Semi-Conductors/Components 1.03%
Agilent Technologies, Inc.	6.50%	11/1/2017	$2,800	$2,859,021
Avnet, Inc.	6.625%	9/15/2016	3,150	3,236,512
Total				6,095,533

Energy Equipment & Services 1.05%
CMS Energy Corp.	6.55%	7/17/2017	2,375	2,373,527
Nabors Industries, Ltd.+	6.15%	2/15/2018	1,490	1,540,906
NRG Energy, Inc.	7.25%	2/1/2014	1,865	1,825,369
Weatherford International Ltd.	6.80%	6/15/2037	500	513,149
Total				6,252,951

Environmental Services 0.30%
Williams Cos., Inc. (The)	7.625%	7/15/2019	1,650	1,773,750

Financial Services 3.59%
Bear, Stearns & Co., Inc.	7.25%	2/1/2018	771	749,304
Countrywide Financial Corp.	5.80%	6/7/2012	2,150	1,934,209
GMAC LLC	6.00%	12/15/2011	3,992	3,201,568
GMAC LLC.	6.75%	12/1/2014	1,363	1,027,906
Goldman Sachs Group, Inc. (The)	5.95%	1/18/2018	3,000	3,036,636
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	468	439,065
Janus Capital Group Inc.	6.25%	6/15/2012	625	653,279
Janus Capital Group Inc.	6.70%	6/15/2017	2,390	2,525,193
Lehman Brothers Holdings Inc.	4.80%	3/13/2014	400	385,646
Lehman Brothers Holdings Inc.	7.00%	9/27/2027	1,975	1,993,563
Petrobras International Finance Co. (Brazil)(b)	5.875%	3/1/2018	2,415	2,397,489
Prudential Financial Inc.	5.15%	1/15/2013	775	791,817
Xstrata Finance Ltd. (Canada)+(b)	5.50%	11/16/2011	500	513,103
Xstrata Finance Ltd. (Canada)+(b)	6.90%	11/15/2037	1,775	1,681,663
Total				21,330,441

Financial: Miscellaneous 1.31%
Ford Motor Credit Co.	7.875%	6/15/2010	5,545	5,112,706
Hawker Beechcraft Corp.	9.75%	4/1/2017	1,185	1,182,038
Petroplus Finance Ltd. (Bermuda)+(b)	7.00%	5/1/2017	1,660	1,498,150
Total				7,792,894

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Food 2.14%
Delhaize Group (Belgium)(b)	6.50%	6/15/2017	$2,000	$2,054,438
Kraft Foods, Inc.	6.00%	2/11/2013	4,250	4,480,087
Pilgrim’s Pride Corp.	8.375%	5/1/2017	976	863,760
Smithfield Foods, Inc.	7.75%	7/1/2017	1,550	1,480,250
Tesco PLC (United Kingdom)+(b)	6.15%	11/15/2037	3,900	3,823,470
Total				12,702,005

Gaming 0.37%
Harrah’s Operating Co., Inc.+	10.75%	2/1/2016	650	571,188
MGM Mirage, Inc.	5.875%	2/27/2014	1,850	1,637,250
Total				2,208,438

Health Care Products 1.06%
Bausch & Lomb Inc.+	9.875%	11/1/2015	1,025	1,042,938
Biogen Idec Inc.(a)	6.875%	3/1/2018	1,251	1,257,255
HCA, Inc.	9.125%	11/15/2014	2,571	2,628,847
LVB Acquisition Merger Sub, Inc.+	11.625%	10/15/2017	1,350	1,334,812
Total				6,263,852

Health Care Services 0.90%
Community Health Systems	8.875%	7/15/2015	1,420	1,400,475
UnitedHealth Group Inc.	5.00%	8/15/2014	3,000	2,926,089
UnitedHealth Group Inc.	6.625%	11/15/2037	1,100	1,047,914
Total				5,374,478

Healthcare Management Services 0.75%
WellPoint, Inc.	5.00%	1/15/2011	4,335	4,449,648

Hospital Services 0.35%
Covidien International (Luxembourg)+(b)	6.00%	10/15/2017	2,000	2,095,798

Industrial Products 0.96%
Mueller Water Products, Inc.	7.375%	6/1/2017	1,312	1,148,000
Vale Overseas Limited (Cayman Islands)(b)	6.25%	1/23/2017	4,500	4,555,629
Total				5,703,629

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Insurance 0.55%
American International Group, Inc.	4.95%	3/20/2012	$1,975	$1,950,883
American International Group, Inc.	5.85%	1/16/2018	1,300	1,299,400
Total				3,250,283

Investment Management Companies 1.70%
Algoma Acquisition Corp. (Canada)+(b)	9.875%	6/15/2015	1,260	1,020,600
BlackRock, Inc.	6.25%	9/15/2017	6,250	6,604,087
Morgan Stanley	5.95%	12/28/2017	2,500	2,492,478
Total				10,117,165

Leisure 0.34%
Wynn Las Vegas LLC/Capital Corp.+	6.625%	12/1/2014	2,095	2,021,675

Machinery: Industrial/Specialty 0.34%
RPM International, Inc.	6.50%	2/15/2018	2,000	2,021,088

Manufacturing 0.06%
Wabtec Corp.	6.875%	7/31/2013	371	367,290

Materials & Commodities 0.12%
RBS Global & Rexnord Corp.	8.875%	9/1/2016	800	684,000

Media 1.73%
News Corp.+	6.65%	11/15/2037	3,500	3,536,880
Thomson Corp. (Canada)(b)	5.70%	10/1/2014	1,000	1,037,909
Time Warner Inc.	6.75%	4/15/2011	1,850	1,938,992
Time Warner Inc.	7.625%	4/15/2031	3,500	3,741,682
Total				10,255,463

Metals & Minerals Miscellaneous 0.27%
Aleris International, Inc.	10.00%	12/15/2016	1,060	732,725
CII Carbon LLC+	11.125%	11/15/2015	1,025	896,875
Total				1,629,600

Miscellaneous 1.06%
Freeport-McMoRan Copper & Gold	6.875%	2/1/2014	5,200	5,382,000
Magellan Midstream Partners, L.P.	6.40%	5/1/2037	950	921,263
Total				6,303,263

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Natural Gas 0.92%
Dynegy Holdings, Inc.	7.75%	6/1/2019	$1,855	$1,734,425
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	3,770	3,760,575
Total				5,495,000

Office Supplies 0.57%
Steelcase Inc., Class A	6.50%	8/15/2011	3,150	3,376,365

Oil 0.58%
Gulf South Pipeline Co., LP+	5.05%	2/1/2015	2,000	1,989,208
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	1,555	1,469,475
Total				3,458,683

Oil: Crude Producers 3.28%
Alberta Energy Co. Ltd. (Canada)(b)	8.125%	9/15/2030	1,000	1,192,670
Canadian Natural Resources Ltd. (Canada)(b)	5.15%	2/1/2013	2,000	2,063,940
Canadian Natural Resources Ltd. (Canada)(b)	6.25%	3/15/2038	1,000	954,990
Cimarex Energy Co.	7.125%	5/1/2017	1,410	1,388,850
EnCana Corp. (Canada)(b)	6.30%	11/1/2011	5,425	5,822,761
Kerr-McGee Corp.	7.125%	10/15/2027	1,000	1,030,968
Key Energy Services, Inc.+	8.375%	12/1/2014	1,180	1,188,850
Murphy Oil Corp.	7.05%	5/1/2029	200	201,399
Southwestern Energy Co.+	7.50%	2/1/2018	1,555	1,609,425
W&T Offshore, Inc.+	8.25%	6/15/2014	1,080	1,015,200
XTO Energy Inc.	5.00%	1/31/2015	3,000	3,041,421
Total				19,510,474

Oil: Integrated Domestic 4.20%
Hess Corp.	6.65%	8/15/2011	2,000	2,182,700
Hess Corp.	7.875%	10/1/2029	820	976,070
Buckeye Partners, L.P.	6.05%	1/15/2018	2,000	2,051,296
Enterprise Products Partners L.P.	5.60%	10/15/2014	2,200	2,241,617
Kinder Morgan Energy Partners, L.P.	5.95%	2/15/2018	2,000	2,021,570
Kinder Morgan Energy Partners, L.P.	7.50%	11/1/2010	1,245	1,363,876
Marathon Oil Corp.	6.60%	10/1/2037	1,875	1,890,735
ONEOK Partners, L.P.	6.15%	10/1/2016	3,500	3,592,334

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Oil: Integrated Domestic (continued)
Pacific Energy Partners, L.P.	6.25%	9/15/2015	$1,444	$1,491,948
Plains All American Pipeline, L.P.	7.75%	10/15/2012	3,500	3,936,916
Transcontinental Gas Pipe Line Corp.	7.00%	8/15/2011	2,050	2,178,125
Transcontinental Gas Pipe Line Corp.	7.25%	12/1/2026	1,000	1,027,500
Total				24,954,687

Oil: Integrated International 1.70%
Questar Pipeline Co.	5.83%	2/1/2018	1,000	1,017,371
Suncor Energy Inc. (Canada)(b)	6.50%	6/15/2038	2,631	2,618,237
Transocean Sedco Forex Inc. (Cayman Islands)(b)	6.00%	3/15/2018	3,000	3,139,098
Transocean Sedco Forex Inc. (Cayman Islands)(b)	6.80%	3/15/2038	1,770	1,855,114
Williams Partners L.P.	7.25%	2/1/2017	1,450	1,468,125
Total				10,097,945

Paper & Forest Products 0.28%
Domtar Corp.	7.875%	10/15/2011	1,425	1,410,750
Rock-Tenn Co., Class A+(a)	9.25%	3/15/2016	275	280,264
Total				1,691,014

Pollution Control 0.40%
Allied Waste Industries, Inc.	6.375%	4/15/2011	2,425	2,388,625

Publishing 0.24%
Idearc Inc.	8.00%	11/15/2016	2,420	1,439,900

Railroads 0.63%
Norfolk Southern Corp.	5.257%	9/17/2014	3,750	3,769,946

Retail 0.52%
Kroger Co. (The)	6.15%	1/15/2020	3,000	3,108,441

Retail: Specialty 2.11%
Atlantic Broadband Finance, LLC	9.375%	1/15/2014	950	851,438
Brookstone Company, Inc.	12.00%	10/15/2012	1,155	1,079,925
CVS Caremark Corp.	5.75%	8/15/2011	500	527,802
CVS Caremark Corp.	5.75%	6/1/2017	3,609	3,730,093
CVS Caremark Corp.	6.25%	6/1/2027	1,868	1,898,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Retail: Specialty (continued)
Home Depot, Inc. (The)	5.875%	12/16/2036	$5,355	$4,422,475
Total				12,509,931

Services 0.29%
Corrections Corp. of America	7.50%	5/1/2011	1,663	1,704,575

Steel 0.81%
Allegheny Technologies Inc.	8.375%	12/15/2011	1,681	1,798,670
Steel Dynamics, Inc.+	7.375%	11/1/2012	2,945	2,996,538
Total				4,795,208

Technology 0.24%
Fisher Scientific International, Inc.	6.75%	8/15/2014	1,400	1,429,835

Telecommunications 10.31%
AT&T Broadband Corp.	8.375%	3/15/2013	5,250	5,900,890
AT&T Broadband Corp.	9.455%	11/15/2022	425	528,059
AT&T Corp.	7.30%	11/15/2011	1,385	1,537,048
AT&T Corp.	8.00%	11/15/2031	3,550	4,244,380
British Telecom plc (United Kingdom)(b)	8.125%	12/15/2010	5,846	6,579,755
British Telecom plc (United Kingdom)(b)	8.625%	12/15/2030	2,200	2,869,669
Deutsche Telekom International Finance B.V. (Netherlands)(b)	8.00%	6/15/2010	2,805	3,052,059
Embarq Corp.	6.738%	6/1/2013	1,750	1,804,183
France Telecom S.A. (France)(b)	7.75%	3/1/2011	4,100	4,496,737
France Telecom S.A. (France)(b)	8.50%	3/1/2031	1,000	1,277,468
Nextel Communications, Inc.	7.375%	8/1/2015	3,500	2,714,397
Qwest Corp.	7.875%	9/1/2011	8,450	8,640,125
Sprint Capital Corp.	7.625%	1/30/2011	825	732,643
Sprint Capital Corp.	8.75%	3/15/2032	3,000	2,344,944
Telecom Italia Capital SpA (Italy)(b)	5.25%	11/15/2013	4,200	4,165,673
Telecom Italia Capital SpA (Italy)(b)	7.20%	7/18/2036	4,250	4,414,909
Telefonica Emisiones S.A.U. (Spain)(b)	5.855%	2/4/2013	5,725	5,969,297
Total				61,272,236

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Textiles Products 0.63%
Mohawk Industries, Inc.	6.125%	1/15/2016	$3,800	$3,750,904

Tobacco 0.54%
Reynolds American Inc.	7.25%	6/15/2037	3,258	3,211,388

Transportation: Miscellaneous 0.80%
CSX Corp.	6.25%	3/15/2018	3,250	3,321,526
TGI International Ltd. (Colombia)+(b)	9.50%	10/3/2017	1,360	1,441,600
Total				4,763,126

Utilities 0.55%
Commonwealth Edison Co.	5.95%	8/15/2016	2,000	2,073,046
Commonwealth Edison Co.	6.45%	1/15/2038	1,000	988,666
Commonwealth Edison Co.	6.95%	7/15/2018	195	201,902
Total				3,263,614

Utilities: Electrical 1.38%
Edison Mission Energy	7.00%	5/15/2017	1,550	1,530,625
Oklahoma Gas and Electric Co.	6.45%	2/1/2038	1,000	1,008,420
TAQA Abu Dhabi National
Energy Co. (United Arab Emirates)+(b)	6.50%	10/27/2036	3,000	2,757,936
Texas Competitive Electric Holdings LLC+	10.25%	11/1/2015	1,475	1,445,500
Wisconsin Power & Light	6.375%	8/15/2037	1,427	1,473,138
Total				8,215,619

Utilities: Miscellaneous 0.15%
American Water Capital Corp.+	6.593%	10/15/2037	930	918,949

Total Corporate Bonds (cost $424,685,933)				420,173,609

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2008

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)		Value
GOVERNMENT SPONSORED ENTERPRISES
COLLATERALIZED MORTGAGE OBLIGATIONS 0.40%
Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(c)	10/15/2020	$1		$13,356
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	44		41,046
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(c)	8/15/2021	5		53,040
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%#(c)	12/15/2020	—	(d)	7,020
Federal Home Loan Mortgage Corp. 1032 IO	544.714	%(c)	12/15/2020	1		11,348
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(c)	2/15/2021	—	(d)	6,937
Federal Home Loan Mortgage Corp. 1049 N IO	1010.5	%(c)	2/15/2021	1		20,183
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(c)	4/15/2021	—	(d)	6,241
Federal Home Loan Mortgage Corp. 1059 U IO	409	%(c)	4/15/2021	1		7,239
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(c)	4/15/2021	1		30,045
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(c)	5/15/2021	2		36,627
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	53		49,324
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(c)	9/15/2021	—	(d)	9,780
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	107		98,521
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(c)	11/15/2021	—	(d)	4,672
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(c)	2/15/2022	—	(d)	1,914
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(c)	4/15/2022	—	(d)	3,392
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	160		147,796
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	85		79,999
Federal Home Loan Mortgage Corp. 2621 TC	3.00%		1/15/2026	880		873,684
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	24		5,161
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	9		8,576
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%#(c)	12/25/2021	—	(d)	9,270
Federal National Mortgage Assoc. 1994-33 H	6.00%		3/25/2009	560		563,937
Federal National Mortgage Assoc. 2003-86 NA	4.00%		2/25/2013	262		261,917
Federal National Mortgage Assoc. 2004-81 KA	4.50%		5/25/2012	42		42,103
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $2,224,572)						2,393,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2008

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 14.85%
Federal Home Loan Mortgage Corp.	4.198	%#	1/1/2034	$5,842	$5,986,164
Federal Home Loan Mortgage Corp. 1B2132	4.687	%#	3/1/2035	2,938	2,977,817
Federal Home Loan Mortgage Corp. 1G1314	5.866	%#	11/1/2036	4,517	4,650,224
Federal Home Loan Mortgage Corp. 1G2408	6.146	%#	6/1/2036	3,632	3,689,893
Federal Home Loan Mortgage Corp. 1G2501	5.459%		10/1/2036	47	48,287
Federal Home Loan Mortgage Corp. 1NO288	5.673	%#	11/1/2035	2,784	2,822,691
Federal Home Loan Mortgage Corp. A13484	7.00%		9/1/2033	849	900,455
Federal Home Loan Mortgage Corp. C01329	7.00%		3/1/2032	496	526,806
Federal Home Loan Mortgage Corp. C01345	7.00%		4/1/2032	1,692	1,794,589
Federal Home Loan Mortgage Corp. C01367	7.00%		5/1/2032	670	710,820
Federal Home Loan Mortgage Corp. E84922	6.00%		8/1/2016	253	261,248
Federal Home Loan Mortgage Corp. E88194	6.00%		2/1/2017	228	235,368
Federal Home Loan Mortgage Corp. E89593	6.00%		5/1/2017	455	470,663
Federal Home Loan Mortgage Corp. G01391	7.00%		4/1/2032	660	702,485
Federal Home Loan Mortgage Corp. G11300	6.00%		8/1/2017	400	413,742
Federal National Mortgage Assoc.(e)	3.494%		8/1/2033	57	57,634
Federal National Mortgage Assoc.	4.856	%#	8/1/2035	2,903	2,965,428
Federal National Mortgage Assoc.	4.995	%#	4/1/2035	4,400	4,506,216
Federal National Mortgage Assoc.	5.241	%#	10/1/2035	6,550	6,724,084
Federal National Mortgage Assoc.	5.389	%#	4/1/2036	2,711	2,812,817
Federal National Mortgage Assoc.	5.475	%#	4/1/2036	3,282	3,352,419
Federal National Mortgage Assoc.	5.485	%#	11/1/2036	4,889	5,009,633
Federal National Mortgage Assoc.	5.50%		11/1/2025 - 3/1/2033	1,422	1,444,825
Federal National Mortgage Assoc.	5.516	%#	4/1/2036	2,785	2,844,095
Federal National Mortgage Assoc.	5.529	%#	4/1/2036	3,902	3,984,296
Federal National Mortgage Assoc.	5.656	%#	8/1/2036	5,632	5,782,774
Federal National Mortgage Assoc.	5.747	%#	10/1/2036	3,483	3,595,315
Federal National Mortgage Assoc.	5.77	%#	1/1/2037	5,280	5,452,543
Federal National Mortgage Assoc.	5.831	%#	10/1/2036	2,473	2,553,625
Federal National Mortgage Assoc.	5.927	%#	5/1/2036	2,261	2,336,419
Federal National Mortgage Assoc.	5.932	%#	8/1/2036	4,253	4,354,286
Federal National Mortgage Assoc.	5.961	%#	12/1/2036	4,086	4,226,659
Total Government Sponsored Enterprises Pass-Throughs (cost $86,007,698)					88,194,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2008

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)	Value
MUNICIPAL BOND 0.28%

Massachusetts St Wtr Res Auth Ref Gen Ser B(f) (cost $1,904,870)	5.25%		8/1/2029-8/1/2036	$1,645	$1,661,825
NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITIES 10.89%
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A4	5.457	%#	3/11/2039	2,500	2,417,713
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%		12/11/2038	7,775	7,482,994
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AAB	5.533%		10/12/2041	7,000	6,840,626
Citigroup Commercial Mortgage Securities, Inc. Trust 2006-C4 A3	5.724	%#	3/15/2049	1,000	982,472
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.225	%#	7/15/2044	2,400	2,319,912
CS First Boston Mortgage Securities Corp. 2003-C3 A5	3.936%		5/15/2038	1,030	941,411
CS First Boston Mortgage Securities Corp. 2005-C2 AAB	4.681%		4/15/2037	5,000	4,799,099
GS Mortgage Securities Corp. II 2004-GG2 A6	5.396	%#	8/10/2038	1,800	1,771,026
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936	%#	8/15/2042	2,000	1,889,735
LB-UBS Commercial Mortgage Trust 2006-C1 AAB	5.139%		2/15/2031	1,000	957,594
LB-UBS Commercial Mortgage Trust 2006-C3 A4	5.661	%#	3/15/2039	2,000	1,949,604
LB-UBS Commercial Mortgage Trust 2006-C4 A4	5.883	%#	6/15/2038	1,235	1,225,416
LB-UBS Commercial Mortgage Trust 2006-C6 A4	5.372%		9/15/2039	6,000	5,707,438
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.244	%#	11/12/2037	7,260	7,026,603
Morgan Stanley Capital I 2005-HQ6 A4B	5.042%		8/13/2042	1,000	951,548
Morgan Stanley Capital I 2005-HQ7 A4	5.223	%#	11/14/2042	2,700	2,638,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I 2006-HQ9 AAB	5.685%	7/12/2044	$4,700	$4,628,554
Wachovia Bank Commercial Mortgage Trust 2005-C17 APB	5.037%	3/15/2042	5,500	5,335,085
Wachovia Bank Commercial Mortgage Trust 2005-C22 A4	5.266%#	12/15/2044	5,000	4,845,204
Total Non-Agency Commercial Mortgage-Backed Securities (cost $66,156,588)				64,710,293

PASS-THROUGH AGENCY 0.30%
Government National Mortgage Assoc. (cost $1,636,048)	7.00%	8/15/2027	1,681	1,807,682

U.S. TREASURY OBLIGATIONS 0.95%
U.S. Treasury Notes	3.50%	2/15/2018	2,122	2,117,359

U.S. Treasury Note Inflation Index Bonds(g)	1.625%#	1/15/2015	3,311	3,506,331
Total U.S. Treasury Obligations (cost $5,317,201)				5,623,690
Total Long-Term Investments (cost $587,932,910)				584,564,547

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2008

	Principal
	Amount
Investments	(000)	Value
SHORT-TERM INVESTMENT 1.00%

Repurchase Agreement
Repurchase Agreement dated 2/29/2008, 2.49% due 3/3/2008 with State Street Bank & Trust Co. collateralized by $6,010,000 of Federal Home Loan Bank at 2.625% due 7/15/2008; value: $6,026,467; proceeds: $5,909,278 (cost $5,908,052)	$5,908	$5,908,052

Total Investments in Securities 99.39% (cost $593,840,962)		590,472,599
Other Assets in Excess of Liabilities(h) 0.61%		3,631,295
Net Assets 100.00%		$594,103,894

IO                   Interest Only.

PO                Principal Only.

#                           Variable rate security.  The interest rate represents the rate at February 29, 2008.

+                           Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)                        Securities purchased on a when-issued basis (See Note 2 (f)).

(b)                       Foreign security traded in U.S. dollars.

(c)                        IOette.  This security represents the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities.  Unlike IO’s, however, a nominal amount of principal is assigned to an  IOette.  This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow.  The stated price and coupon are linked to that small principal amount and therefore appear unusually large.

(d)                       Amount is less than $1,000.

(e)                        Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of February 29, 2008.

(f)                         Insured by Financial Security Assurance, Inc., a municipal bond insurance company.

(g)                       Treasury Inflation Protected Security.  A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

(h)                        Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts and forward currency contracts, as follows:

Open futures contracts at February 29, 2008:

					Unrealized
					Appreciation
Type	Expiration	Contracts	Position	Market Value	(Depreciation)

U.S. 5-Year Treasury Notes	June 2008	20	Long	$2,285,000	$49,627
U.S. 10-Year Treasury Notes	March 2008	117	Short	(13,886,437)	(221,776)
U.S. 20-Year Treasury Bonds	June 2008	215	Short	(25,504,375)	(799,589)
Totals				$(37,105,812)	$(971,738)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2008

Forward Foreign Currency Contracts Open as of February 29, 2008:

Forward				U.S. $ Cost on	U.S. $	Unrealized
Foreign Currency	Transaction	Expiration	Foreign	Origination	Current	Appreciation/
Contracts	Type	Date	Currency	Date	Value	(Depreciation)

Argentine Peso	Buy	3/3/2008	1,850,000	$588,984	$585,180	$(3,804)
Argentine Peso	Buy	5/9/2008	3,600,000	1,139,055	1,130,582	(8,473)
Argentine Peso	Sell	3/3/2008	1,850,000	586,092	585,180	912
Brazilian Real	Buy	3/4/2008	1,300,000	715,662	768,232	52,570
Brazilian Real	Buy	5/9/2008	1,850,000	1,027,207	1,082,294	55,087
Brazilian Real	Buy	6/5/2008	1,300,000	764,346	757,112	(7,235)
Brazilian Real	Sell	3/4/2008	1,300,000	775,772	768,232	7,540
Chilean Peso	Buy	3/14/2008	550,000,000	1,100,000	1,208,521	108,521
Chilean Peso	Buy	4/7/2008	520,000,000	1,046,278	1,140,599	94,321
Chilean Peso	Buy	6/9/2008	1,042,000,000	2,193,865	2,273,264	79,399
Chilean Peso	Sell	3/14/2008	550,000,000	1,174,586	1,208,521	(33,935)
Chilean Peso	Sell	4/7/2008	520,000,000	1,140,351	1,140,599	(248)
Colombian Peso	Buy	3/4/2008	2,200,000,000	1,086,420	1,194,971	108,552
Colombian Peso	Buy	5/9/2008	1,485,000,000	749,927	795,067	45,140
Colombian Peso	Buy	6/5/2008	1,600,000,000	844,327	851,997	7,670
Colombian Peso	Sell	3/4/2008	2,200,000,000	1,167,618	1,194,971	(27,353)
Czech Koruna	Buy	4/1/2008	43,500,000	2,487,595	2,629,833	142,238
Czech Koruna	Buy	5/9/2008	30,000,000	1,714,942	1,811,360	96,418
Hong Kong Dollar	Buy	3/3/2008	7,000,000	898,230	899,623	1,393
Hong Kong Dollar	Buy	4/1/2008	16,000,000	2,055,763	2,056,983	1,220
Hong Kong Dollar	Buy	6/5/2008	11,000,000	1,412,756	1,416,095	3,340
Hong Kong Dollar	Sell	4/1/2008	16,000,000	2,056,077	2,056,983	(906)
Hungarian Forint	Buy	3/4/2008	300,000,000	1,740,139	1,720,795	(19,344)
Hungarian Forint	Buy	5/9/2008	280,000,000	1,597,444	1,591,909	(5,536)
Hungarian Forint	Sell	5/9/2008	280,000,000	1,587,752	1,591,909	(4,157)
Indian Rupee	Buy	3/14/2008	29,200,000	733,934	730,283	(3,651)
Indian Rupee	Buy	4/7/2008	48,500,000	1,229,404	1,214,005	(15,399)
Indonesian Rupiah	Buy	3/4/2008	15,000,000,000	1,594,896	1,653,751	58,854
Indonesian Rupiah	Buy	5/9/2008	15,000,000,000	1,652,893	1,637,200	(15,693)
Indonesian Rupiah	Buy	6/5/2008	7,000,000,000	742,784	760,962	18,177
Indonesian Rupiah	Sell	3/4/2008	15,000,000,000	1,657,459	1,653,751	3,708
Israeli Shekel	Buy	3/4/2008	4,500,000	1,175,410	1,230,663	55,252
Israeli Shekel	Buy	4/1/2008	3,800,000	990,977	1,038,586	47,609
Malaysian Ringgit	Buy	5/5/2008	1,800,000	559,006	562,978	3,972
Malaysian Ringgit	Buy	5/9/2008	3,900,000	1,199,423	1,219,700	20,277
Malaysian Ringgit	Buy	6/5/2008	1,000,000	310,386	312,589	2,203
Mexican Peso	Buy	3/14/2008	23,000,000	2,104,452	2,144,099	39,647
Mexican Peso	Buy	4/1/2008	25,000,000	2,278,681	2,325,745	47,064
Mexican Peso	Buy	6/5/2008	29,000,000	2,638,090	2,676,674	38,583
Mexican Peso	Sell	6/5/2008	29,000,000	2,677,500	2,676,674	826
New Romania Leu	Buy	3/4/2008	1,500,000	613,146	606,504	(6,642)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2008

Forward Foreign Currency Contracts Open as of February 29, 2008:

Forward				U.S. $ Cost on	U.S. $	Unrealized
Foreign Currency	Transaction	Expiration	Foreign	Origination	Current	Appreciation/
Contracts	Type	Date	Currency	Date	Value	(Depreciation)

New Romania Leu	Buy	5/9/2008	2,000,000	$804,182	$798,447	$(5,735)
New Romania Leu	Buy	6/5/2008	1,500,000	605,620	595,782	(9,838)
New Romania Leu	Sell	3/4/2008	1,500,000	617,284	606,504	10,780
New Turkish Lira	Buy	3/4/2008	2,200,000	1,841,466	1,800,085	(41,381)
New Turkish Lira	Buy	4/1/2008	3,100,000	2,553,542	2,512,472	(41,070)
New Turkish Lira	Buy	5/9/2008	1,150,000	944,016	919,807	(24,208)
New Turkish Lira	Buy	6/5/2008	1,800,000	1,476,257	1,427,355	(48,902)
New Turkish Lira	Sell	3/4/2008	2,200,000	1,864,694	1,800,085	64,609
Peruvian New Sol	Buy	5/9/2008	1,750,000	597,372	612,976	15,604
Peruvian New Sol	Sell	5/9/2008	1,750,000	611,995	612,976	(981)
Philippines Peso	Buy	3/4/2008	25,000,000	611,396	617,619	6,223
Philippines Peso	Buy	4/7/2008	26,000,000	635,697	640,553	4,856
Philippines Peso	Buy	7/3/2008	25,000,000	617,887	611,530	(6,357)
Philippines Peso	Sell	3/4/2008	25,000,000	618,506	617,619	887
Polish Zloty	Buy	3/4/2008	9,350,000	3,806,461	4,022,889	216,428
Polish Zloty	Buy	6/5/2008	12,150,000	5,103,203	5,187,980	84,777
Polish Zloty	Sell	3/4/2008	9,350,000	3,986,350	4,022,889	(36,539)
Polish Zloty	Sell	6/5/2008	10,000,000	4,265,757	4,269,942	(4,185)
Russian Ruble	Buy	3/7/2008	38,400,000	1,562,544	1,598,039	35,495
Russian Ruble	Buy	4/1/2008	25,000,000	1,024,800	1,038,059	13,259
Singapore Dollar	Buy	3/4/2008	3,500,000	2,449,951	2,509,616	59,665
Singapore Dollar	Buy	5/9/2008	3,900,000	2,747,620	2,804,412	56,792
Singapore Dollar	Buy	7/3/2008	3,500,000	2,519,798	2,521,016	1,217
Singapore Dollar	Sell	3/4/2008	3,500,000	2,507,702	2,509,616	(1,914)
Singapore Dollar	Sell	5/9/2008	1,275,000	907,625	916,827	(9,202)
Slovakian Koruna	Buy	4/1/2008	22,000,000	980,685	1,026,720	46,035
Slovakian Koruna	Sell	4/1/2008	22,000,000	1,005,451	1,026,720	(21,269)
South African Rand	Buy	3/4/2008	6,250,000	903,937	796,523	(107,414)
South African Rand	Buy	5/9/2008	14,000,000	1,988,213	1,757,375	(230,837)
South African Rand	Buy	7/3/2008	6,250,000	805,006	774,318	(30,688)
South African Rand	Sell	3/4/2008	6,250,000	827,212	796,523	30,689
Taiwan Dollar	Buy	3/4/2008	5,000,000	154,991	161,916	6,926
Taiwan Dollar	Buy	6/5/2008	5,000,000	166,060	164,885	(1,175)
Taiwan Dollar	Sell	3/4/2008	5,000,000	162,215	161,916	299
Net Unrealized Appreciation on Forward Foreign Currency Contracts						$1,020,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 97.20%

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.51%
GMAC Commercial Mortgage 2004-C2 A1 (cost $629,257)	3.896%	8/10/2038	$641	$634,425

ASSET-BACKED SECURITIES 3.07%
Capital Auto Receivables Asset 2006-1 A4	5.04%	5/17/2010	1,125	1,145,307
Daimler Chrysler Auto Trust 2006-C A3	5.02%	7/8/2010	900	909,213
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	1,195	1,232,595
Ford Credit Auto Owner Trust 2005-B B	4.64%	4/15/2010	550	554,171

Total Asset-Backed Securities (cost $3,786,874)				3,841,286

CORPORATE BONDS 28.80%

Advertising 0.37%
Lamar Media Corp.	6.625%	8/15/2015	210	194,250
R.H. Donnelley Corp.+	8.875%	10/15/2017	450	265,500
Total				459,750

Aluminum 0.04%
Century Aluminum Co.	7.50%	8/15/2014	50	47,750

Apparel Retail 0.17%
Warnaco Group, Inc.	8.875%	6/15/2013	200	205,500

Automotive 0.27%
General Motors Corp.	7.20%	1/15/2011	150	136,125
Tenneco Inc.+	8.125%	11/15/2015	200	201,500
Total				337,625

Banks 2.54%
Bank of America Corp.	5.375%	8/15/2011	1,000	1,051,650
Citigroup Inc.	6.50%	1/18/2011	2,000	2,129,252
Total				3,180,902

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Biotechnology Research & Production 0.59%
Amgen, Inc.	4.00%	11/18/2009	$725	$736,626

Cable Services 0.12%
Mediacom Communications LLC/Corp.	9.50%	1/15/2013	165	145,200

Chemicals 0.15%
FMC Corp.	7.00%	5/15/2008	75	75,438
Ineos Group Holdings plc
(United Kingdom)+(a)	8.50%	2/15/2016	150	113,250
Total				188,688

Coal 0.28%
CONSOL Energy Inc.	7.875%	3/1/2012	335	355,100

Communications Services 0.63%
Telefonica Europe B.V.
(Netherlands)(a)	7.75%	9/15/2010	725	788,534

Communications Technology 0.04%
American Tower Corp.+	7.00%	10/15/2017	50	50,125

Computer Hardware 0.40%
Seagate Technology Holdings, Inc.
(Cayman Islands)(a)	6.375%	10/1/2011	500	497,500

Computer Services 0.13%
First Data Corp.+	9.875%	9/24/2015	190	165,062

Construction/Home Building 0.14%
CRH America, Inc.	5.625%	9/30/2011	175	178,840

Consumer Products 0.41%
Avon Products, Inc.(b)	4.80%	3/1/2013	500	509,420

Containers 0.54%
Pactiv Corp.	5.875%	7/15/2012	500	515,832
Solo Cup Co.	8.50%	2/15/2014	200	160,000
Total				675,832

Diversified 0.20%
BHP Billiton Ltd. (Australia)(a)	5.125%	3/29/2012	250	255,526

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Electric Power 2.29%
Alabama Power Co.	4.85%	12/15/2012	$250	$259,508
Allegheny Energy Supply Co., LLC	7.80%	3/15/2011	200	211,750
General Electric Capital Corp.	5.25%	10/19/2012	2,286	2,391,830
Total				2,863,088

Electric: Equipment/Components 0.28%
Baldor Electric Co.	8.625%	2/15/2017	215	211,775
NXP B.V. (Netherlands)(a)	7.875%	10/15/2014	150	137,250
Total				349,025

Electrical: Household 0.42%
EDP Finance B.V. (Netherlands)+(a)	5.375%	11/2/2012	500	521,648

Energy Equipment & Services 0.22%
NRG Energy, Inc.	7.25%	2/1/2014	285	278,944

Financial Services 3.34%
GMAC LLC	6.00%	12/15/2011	550	441,098
Goldman Sachs Group, Inc. (The)	4.50%	6/15/2010	1,775	1,822,109
Janus Capital Group Inc.	5.875%	9/15/2011	810	839,567
Janus Capital Group Inc.	6.25%	6/15/2012	50	52,262
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	340	355,847
Prudential Financial, Inc.	5.15%	1/15/2013	150	153,255
Xstrata Finance Ltd. (Canada)+(a)	5.50%	11/16/2011	500	513,103
Total				4,177,241

Financial: Miscellaneous 1.01%
Ford Motor Credit Co.	7.875%	6/15/2010	800	737,631
Hawker Beechcraft Corp.	9.75%	4/1/2017	215	214,463
Petroplus Finance Ltd. (Bermuda)+(a)	7.00%	5/1/2017	350	315,875
Total				1,267,969

Food 0.10%
Smithfield Foods, Inc.	7.75%	7/1/2017	125	119,375

Gaming 0.17%
Harrah’s Operating Co., Inc.+	10.75%	2/1/2016	90	79,088

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Gaming (continued)
MGM Mirage, Inc.	5.875%	2/27/2014	$150	$132,750
Total				211,838

Health Care Products 0.81%
Bausch & Lomb Inc.+	9.875%	11/1/2015	200	203,500
HCA, Inc.	9.125%	11/15/2014	550	562,375
LVB Acquisition Merger Sub Inc.+	11.625%	10/15/2017	250	247,188
Total				1,013,063

Health Care Services 0.21%
Community Health Systems, Inc.	8.875%	7/15/2015	260	256,425

Healthcare Management Services 0.74%
WellPoint, Inc.	5.00%	1/15/2011	900	923,802

Industrial Products 0.17%
Mueller Water Products, Inc.	7.375%	6/1/2017	250	218,750

Insurance 0.95%
American International Group, Inc.	4.95%	3/20/2012	1,200	1,185,347

Investment Management Companies 0.16%
Algoma Acquisition Corp. (Canada)+(a)	9.875%	6/15/2015	240	194,400

Leisure 0.29%
Wynn Las Vegas LLC/Capital Corp.+	6.625%	12/1/2014	375	361,875

Materials & Commodity 0.14%
RBS Global & Rexnord Corp.	8.875%	9/1/2016	200	171,000

Metals & Minerals Miscellaneous 0.23%
Aleris International, Inc.	10.00%	12/15/2016	195	134,794
CII Carbon LLC+	11.125%	11/15/2015	175	153,125
Total				287,919

Milling: Fruit & Grain Processing 0.15%
Corn Products International, Inc.	8.45%	8/15/2009	175	189,184

Miscellaneous 0.25%
Freeport-McMoRan Copper & Gold	6.875%	2/1/2014	300	310,500

Natural Gas 0.64%
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	800	798,000

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Office Supplies 0.49%
Steelcase Inc., Class A	6.50%	8/15/2011	$575	$616,320

Oil 0.21%
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	275	259,875

Oil: Crude Producers 0.76%
Cimarex Energy Co.	7.125%	5/1/2017	255	251,175
EnCana Corp. (Canada)(a)	6.30%	11/1/2011	275	295,163
Key Energy Services, Inc.+	8.375%	12/1/2014	210	211,575
W&T Offshore, Inc.+	8.25%	6/15/2014	200	188,000
Total				945,913

Oil: Integrated Domestic 0.62%
Hess Corp.	6.65%	8/15/2011	350	381,972
Transcontinental Gas Pipe Line Corp.	7.00%	8/15/2011	375	398,438
Total				780,410

Paper & Forest Products 0.24%
Domtar Corp.	7.875%	10/15/2011	255	252,450
Rock-Tenn Co., Class A+(b)	9.25%	3/15/2016	50	50,957
Total				303,407

Pollution Control 0.30%
Allied Waste Industries, Inc.	6.375%	4/15/2011	375	369,375

Publishing 0.23%
Idearc Inc.	8.00%	11/15/2016	480	285,600

Retail: Specialty 0.58%
Atlantic Broadband Finance, LLC	9.375%	1/15/2014	175	156,844
Brookstone Company, Inc.	12.00%	10/15/2012	215	201,025
CVS Caremark Corp.	5.75%	8/15/2011	350	369,462
Total				727,331

Services 0.26%
Corrections Corp. of America	7.50%	5/1/2011	315	322,875

Steel 0.72%
Allegheny Technologies Inc.	8.375%	12/15/2011	310	331,700
Steel Dynamics, Inc.+	7.375%	11/1/2012	560	569,800
Total				901,500

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Technology 0.22%
Fisher Scientific International, Inc.	6.75%	8/15/2014	$275	$280,860

Telecommunications 3.27%
AT&T Corp.	7.30%	11/15/2011	534	592,624
British Telecom plc
(United Kingdom)(a)	8.125%	12/15/2010	1,216	1,368,625
Deutsche Telekom International
Finance (Netherlands)(a)	8.00%	6/15/2010	545	593,002
France Telecom S.A. (France)(a)	7.75%	3/1/2011	525	575,802
Qwest Corp.	7.875%	9/1/2011	550	562,375
Sprint Capital Corp.	7.625%	1/30/2011	125	111,006
Telefonica Emisiones S.A.U. (Spain)(a)	5.855%	2/4/2013	275	286,735
Total				4,090,169

Tobacco 0.72%
Reynolds American Inc.	6.50%	7/15/2010	865	904,204

Transportation: Miscellaneous 0.20%
TGI International Ltd. (Colombia)+(a)	9.50%	10/3/2017	240	254,400

Utilities: Electrical 0.39%
Edison Mission Energy	7.00%	5/15/2017	225	222,188
Texas Competitive Electric Holdings Co. LLC+	10.25%	11/1/2015	275	269,500
Total				491,688
Total Corporate Bonds (cost $36,202,057)				36,011,300

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.94%
Federal Home Loan Mortgage Corp. 1549 F	6.70%	7/15/2008	14	14,375
Federal Home Loan Mortgage Corp. 1564 H	6.50%	8/15/2008	16	16,517
Federal Home Loan Mortgage Corp. 1594 H	6.00%	10/15/2008	43	42,740
Federal Home Loan Mortgage Corp. 1660 H	6.50%	1/15/2009	4	3,876
Federal Home Loan Mortgage Corp. 1671 JA	3.525%#	1/15/2024	325	324,840
Federal Home Loan Mortgage Corp. 2621 TC	3.00%	1/15/2026	352	349,474
Federal Home Loan Mortgage Corp. 2885 DK	3.50%	10/15/2012	285	284,171
Federal National Mortgage Assoc. 1993-196 F	3.606%#	10/25/2008	24	23,555
Federal National Mortgage Assoc. 1993-93 FC	4.922%#	5/25/2008	3	3,104
Federal National Mortgage Assoc. 1994-33 H	6.00%	3/25/2009	39	38,959

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2008

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)		Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Assoc. 1994-89 FA	3.606	%#	3/25/2009	$8		$7,845
Federal National Mortgage Assoc. 2003-65 PG	3.00%		10/25/2031	72		71,690
Federal National Mortgage Assoc. G93-11 FA	3.556	%#	12/25/2008	—	(c)	28
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,143,864)						1,181,174

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 14.23%
Federal Home Loan Mortgage Corp.	4.198	%#	1/1/2034	2,040		2,090,607
Federal Home Loan Mortgage Corp. 1B2132	4.687	%#	3/1/2035	548		555,675
Federal Home Loan Mortgage Corp. 1G1314	5.866	%#	11/1/2036	1,156		1,190,163
Federal Home Loan Mortgage Corp. 1G2501	5.459%		10/1/2036	13		13,796
Federal Home Loan Mortgage Corp. 1NO288	5.673	%#	11/1/2035	591		598,999
Federal Home Loan Mortgage Corp. A13484	7.00%		9/1/2033	73		77,050
Federal Home Loan Mortgage Corp. C00742	6.50%		4/1/2029	339		355,837
Federal Home Loan Mortgage Corp. C66164	7.00%		4/1/2032	113		119,667
Federal Home Loan Mortgage Corp. C67868	7.00%		6/1/2032	54		57,176
Federal Home Loan Mortgage Corp. E00565	6.00%		8/1/2013	120		124,023
Federal Home Loan Mortgage Corp. E77065	6.50%		5/1/2014	13		13,926
Federal National Mortgage Assoc.(d)	3.494%		8/1/2033	11		11,263
Federal National Mortgage Assoc.	4.856	%#	8/1/2035	739		755,068
Federal National Mortgage Assoc.	4.975	%#	2/1/2032	22		22,527
Federal National Mortgage Assoc.	4.995	%#	4/1/2035	555		568,426
Federal National Mortgage Assoc.	5.488	%#	11/1/2036	1,039		1,064,281
Federal National Mortgage Assoc.	5.516	%#	4/1/2036	589		601,854
Federal National Mortgage Assoc.	5.628	%#	6/1/2036	632		647,272
Federal National Mortgage Assoc.	5.656	%#	8/1/2036	1,075		1,103,870
Federal National Mortgage Assoc.	5.747	%#	10/1/2036	2,646		2,731,303
Federal National Mortgage Assoc.	5.787	%#	1/1/2037	1,350		1,393,817
Federal National Mortgage Assoc.	5.831	%#	10/1/2036	453		467,688
Federal National Mortgage Assoc.	5.927	%#	5/1/2036	476		491,567
Federal National Mortgage Assoc.	5.932	%#	8/1/2036	877		898,080
Federal National Mortgage Assoc.	5.961	%#	12/1/2036	1,274		1,317,530
Federal National Mortgage Assoc.	6.00%		7/1/2014	85		88,283

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	6.50%	4/1/2011 - 6/1/2015	$414	$434,026
Total Government Sponsored Enterprises Pass-Throughs (cost $17,373,563)				17,793,774

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 48.70%
Banc of America Commercial Mortgage Inc. 2003-2 A1	3.411%	3/11/2041	779	773,756
Banc of America Commercial Mortgage Inc. 2004-4 A3	4.128%	7/10/2042	2,020	1,989,793
Banc of America Commercial Mortgage Inc. 2004-6 A2	4.161%	12/10/2042	330	324,689
Banc of America Commercial Mortgage Inc. 2005-4 A2	4.764%	7/10/2045	640	630,664
Banc of America Commercial Mortgage Inc. 2005-5 A2	5.001%	10/10/2045	660	652,462
Banc of America Commercial Mortgage Inc. 2006-1 A2	5.334%#	9/10/2045	305	301,139
Banc of America Commercial Mortgage Inc. 2006-2 A1	5.611%	5/10/2045	1,574	1,575,013
Banc of America Commercial Mortgage Inc. 2006-3 A2	5.806%	7/10/2044	471	466,909
Banc of America Commercial Mortgage Inc. 2006-4 A1	5.363%	7/10/2046	147	146,338
Banc of America Commercial Mortgage Inc. 2006-5 A1	5.185%	9/10/2047	919	910,102
Bear Stearns Commercial Mortgage Securities 2002 TOP6 A1	5.92%	10/15/2036	345	347,169
Bear Stearns Commercial Mortgage Securities 2004-PWR3 A2	3.869%	2/11/2041	1,870	1,846,127
Bear Stearns Commercial Mortgage Securities 2004-T14 A2	4.17%	1/12/2041	2,571	2,544,780
Bear Stearns Commercial Mortgage Securities 2005 PWR9 A2	4.735%	9/11/2042	1,000	984,305
Bear Stearns Commercial Mortgage Securities 2005-PW10 A1	5.085%	12/11/2040	1,887	1,880,782
Bear Stearns Commercial Mortgage Securities 2005-T20 A1	4.94%	10/12/2042	1,287	1,280,636
Bear Stearns Commercial Mortgage Securities 2006-PW11 A1	5.266%	3/11/2039	801	795,834
Bear Stearns Commercial Mortgage Securities 2006-PW13 A1	5.294%	9/11/2041	415	411,371
Bear Stearns Commercial Mortgage Securities 2006-PW14	5.044%	12/11/2038	1,239	1,219,953

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	$850	$837,670
Citigroup Commercial Mortgage Trust 2006-C5 A2	5.378%	10/15/2049	150	147,348
Citigroup/Deutsche Bank Commercial Mortgage 2006-CD3 A1	5.454%	10/15/2048	268	267,260
Credit Suisse Mortgage Capital 2006-C1 A1	4.367%	2/15/2039	395	388,757
CS First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	212	208,945
CS First Boston Mortgage Securities Corp. 2005-C1 A2	4.609%	2/15/2038	850	838,132
GE Capital Commercial Mortgage Corp. 2004-C2 A1	3.111%	3/10/2040	511	504,664
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	495	489,921
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	2,692	2,646,890
GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.28%#	3/10/2044	762	759,197
GMAC Commercial Mortgage Corp. 2005-C1 A2	4.471%	5/10/2043	1,285	1,265,730
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2	4.305%	8/10/2042	1,106	1,088,451
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	723	717,215
Greenwich Capital Commercial Funding Corp. 2007-GG9 A1	5.233%	3/10/2039	365	361,165
GS Mortgage Securities Corp. II 2005-GG4 A2	4.475%	7/10/2039	2,089	2,053,180
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%#	4/10/2038	755	749,769
GS Mortgage Securities Corp. II 2006-GG8 A2	5.479%	11/10/2039	2,328	2,297,085
JP Morgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A1	4.393%	7/12/2037	1,185	1,152,269
JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A1	3.475%#	6/12/2041	925	910,161
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A2	4.625%	3/15/2046	630	622,070
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%	7/15/2042	250	245,617

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A1	4.655%	8/15/2042	$85	$83,960
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A1	5.651%	6/15/2049	915	912,794
LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%	3/15/2029	1,000	981,747
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	1,275	1,250,742
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	1,450	1,423,326
LB-UBS Commercial Mortgage Trust 2005-C7 A1	4.99%	11/15/2030	1,894	1,887,845
LB-UBS Commercial Mortgage Trust 2006-C1 A1	5.018%	2/15/2031	604	600,657
LB-UBS Commercial Mortgage Trust 2006-C7 A2	5.30%	11/15/2038	618	605,739
Merrill Lynch Mortgage Trust 2004-MKB1 A2	4.353%	2/12/2042	890	880,308
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	2,430	2,403,969
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%#	5/12/2039	1,138	1,137,544
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%#	2/12/2039	1,000	989,739
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-6 A2	5.331%	3/12/2051	125	121,689
Morgan Stanley Capital 2006-IQ11 A2	5.693%#	10/15/2042	450	447,261
Morgan Stanley Capital I 2003-IQ6 A1	2.80%	12/15/2041	10	9,960
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	469	459,815
Morgan Stanley Capital I 2004-IQ7 A1	4.03%	6/15/2038	124	122,782
Morgan Stanley Capital I 2004-T15 A2	4.69%	6/13/2041	523	517,455
Morgan Stanley Capital I 2005-HQ5 A1	4.517%	1/14/2042	383	380,320
Morgan Stanley Capital I 2005-HQ6 A2A	4.882%	8/13/2042	705	695,895
Morgan Stanley Capital I 2005-IQ9 A2	4.30%	7/15/2056	100	98,042

See Notes to Schedule of Investments.

10

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I 2005-IQ10 A1	4.914%	9/15/2042	$1,606	$1,595,881
Morgan Stanley Capital I 2006-HQ8 A1	5.124%	3/12/2044	1,237	1,230,615
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	550	541,056
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	1,133	1,134,710
Wachovia Bank Commercial Mortgage Trust 2004-C15 A2	4.039%	10/15/2041	800	783,497
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%	10/15/2041	204	201,307
Wachovia Bank Commercial Mortgage Trust 2006-C23 A1	5.203%	1/15/2045	1,761	1,751,259
Total Non-Agency Commercial Mortgage-Backed Securities (cost $60,826,244)				60,883,232

PASS-THROUGH AGENCIES 0.11%
Government National Mortgage Assoc.	5.125%#	11/20/2020 - 12/20/2027	34	34,246
Government National Mortgage Assoc.	5.625%#	9/20/2031	26	25,923
Government National Mortgage Assoc.	6.50%#	1/20/2018	40	41,510
Government National Mortgage Assoc.	7.00%	4/15/2028	14	15,469
Government National Mortgage Assoc.	10.50%	3/15/2019	16	19,040
Total Pass-Through Agencies (cost $131,829)				136,188

U.S. TREASURY OBLIGATIONS 0.84%
U.S. Treasury Notes	3.50%	2/15/2018	313	312,315
U.S. Treasury Note Inflation Index Bonds(e)	1.625%	1/15/2015	693	733,883
Total U.S. Treasury Obligations (cost $986,180)				1,046,198
Total Long-Term Investments (cost $121,079,868)				121,527,577

See Notes to Schedule of Investments.

11

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2008

	Principal
	Amount
Investments	(000)	Value
SHORT-TERM INVESTMENT 1.37%

Repurchase Agreement
Repurchase Agreement dated 2/29/2008, 2.49% due 3/3/2008 with State Street Bank & Trust Co. collateralized by $1,665,000 of Federal Farm Credit Bank at 5.21% due 12/19/2022; value: $1,748,916; proceeds: $1,714,220 (cost $1,713,865)	$1,714	$1,713,865

Total Investments in Securities 98.57% (cost $122,793,733)		123,241,442
Other Assets in Excess of Liabilities (f) 1.43%		1,786,414
Net Assets 100.00%		$125,027,856

+                          Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#                          Variable rate security. The interest rate represents the rate at February 29, 2008.

(a)                       Foreign security traded in U.S. dollars.

(b)                      Security purchased on a when-issued basis. (See Note 2 (f)).

(c)                       Amount is less than $1,000.

(d)                      Security has been fully/partially segregated to cover margin requirements for open futures contracts as of February 29, 2008 (See Note 2(e)).

(e)                       Treasury Inflation Protected Security. A U.S. Treasury Note that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

(f)                        Other assets in excess of liabilities include net unrealized appreciation on futures contracts, as follows:

Open futures contracts at February 29, 2008:

					Unrealized
					Appreciation
Type	Expiration	Contracts	Position	Market Value	(Depreciation)
U.S. 5-Year Treasury Notes	June 2008	34	Short	$(3,884,500)	$(56,822)
U.S. 10-Year Treasury Notes	June 2008	39	Long	4,573,969	115,820
Totals				$689,469	$58,998

See Notes to Schedule of Investments.

12

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 102.43%

Asset-Backed Securities 0.54%
Bank One Issuance Trust 2004-A6 A6	3.94%	4/16/2012	$565	$571,140
Daimler Chrysler Auto Trust 2005-A A4	3.74%	2/8/2010	715	716,616
Discover Card Master Trust I 2003-4 A1	3.231%#	5/15/2011	1,000	992,458
First Franklin Mortgage Loan Asset-Backed Certificates 2005-FF9 A2	3.255%#	10/25/2035	45	44,351
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	1,950	2,011,348
Residential Funding Mortgage Securities 2005-HS1 AI1	3.255%#	9/25/2035	126	121,884
Total				4,457,797

Corporate Bonds 20.75%
Agilent Technologies, Inc.	6.50%	11/1/2017	2,776	2,834,515
Aleris International, Inc.	10.00%	12/15/2016	930	642,863
Algoma Acquisition Corp. (Canada)+(a)	9.875%	6/15/2015	1,045	846,450
Allegheny Technologies Inc.	8.375%	12/15/2011	297	317,790
Allstate Corp. (The)	5.55%	5/9/2035	1,018	899,889
American International Group	4.95%	3/20/2012	2,400	2,370,694
American International Group	5.85%	1/16/2018	1,830	1,829,155
American Tower Corp.+	7.00%	10/15/2017	410	411,025
American Water Capital Corp.+	6.593%	10/15/2037	1,692	1,671,894
Amgen, Inc.	6.375%	6/1/2037	1,728	1,723,238
AT&T Broadband Corp.	9.455%	11/15/2022	2,313	2,873,884
AT&T Corp.	8.00%	11/15/2031	2,430	2,905,308
Atlantic Broadband Finance LLC	9.375%	1/15/2014	540	483,975
Avnet, Inc.	6.625%	9/15/2016	3,028	3,111,161
Avon Products, Inc.(b)	5.75%	3/1/2018	633	648,215
Baldor Electric Co.	8.625%	2/15/2017	769	757,465
Bank of America Corp.	5.625%	10/14/2016	9,700	9,984,336
Bear Stearns Co., Inc. (The)	7.25%	2/1/2018	1,051	1,021,425
Biogen Idec, Inc.(b)	6.875%	3/1/2018	1,727	1,735,635
BlackRock, Inc.	6.25%	9/15/2017	3,012	3,182,642
British Telecom plc (United Kingdom)(a)	9.125%	12/15/2030	2,856	3,725,352
Brookstone Company, Inc.	12.00%	10/15/2012	1,115	1,042,525
Century Aluminum Co.	7.50%	8/15/2014	250	238,750
CII Carbon LLC+	11.125%	11/15/2015	705	616,875

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Corporate Bonds (continued)
Cimarex Energy Co.	7.125%	5/1/2017	$1,206	$1,187,910
Citigroup, Inc.	6.00%	8/15/2017	2,089	2,144,795
Citigroup, Inc.(b)	6.875%	3/5/2038	4,189	4,173,174
CMS Energy Corp.	6.55%	7/17/2017	735	734,544
Comcast Corp.	6.95%	8/15/2037	1,194	1,212,616
Commonwealth Edison Co.	6.15%	9/15/2017	650	683,209
Commonwealth Edison Co.	6.95%	7/15/2018	943	976,378
Community Health Systems	8.875%	7/15/2015	715	705,169
Connacher Oil (Canada)+(a)	10.25%	12/15/2015	725	721,375
Consol Energy Inc.	7.875%	3/1/2012	630	667,800
Corn Products International, Inc.	8.45%	8/15/2009	1,308	1,414,015
Corrections Corp. of America	7.50%	5/1/2011	740	758,500
Countrywide Financial Corp.	5.80%	6/7/2012	769	691,817
CRH America, Inc.	5.625%	9/30/2011	1,556	1,590,148
CVS Caremark Corp.	5.75%	6/1/2017	1,198	1,238,196
CVS Caremark Corp.	6.25%	6/1/2027	1,013	1,029,376
Deutsche Telekom International Finance B.V. (Netherlands)(a)	8.00%	6/15/2010	4,005	4,357,752
Diageo Capital Plc (United Kingdom)(a)	5.75%	10/23/2017	750	773,389
Domtar Corp.	7.875%	10/15/2011	770	762,300
Dynegy Holdings, Inc.	7.75%	6/1/2019	955	892,925
Edison Mission Energy	7.00%	5/15/2017	1,125	1,110,937
EDP Finance B.V. (Netherlands)+(a)	6.00%	2/2/2018	1,635	1,671,019
Enel Finance International (Luxembourg)+(a)	6.25%	9/15/2017	1,250	1,313,575
Enel Finance International (Luxembourg)+(a)	6.80%	9/15/2037	945	971,147
Entergy Arkansas	5.66%	2/1/2025	1,235	1,119,688
Equifax Inc.	7.00%	7/1/2037	887	782,447
First Data Corp.+	9.875%	9/24/2015	575	499,531
Fisher Scientific International, Inc.	6.75%	8/15/2014	1,189	1,214,339
Florida Power Corp.	6.35%	9/15/2037	525	561,219
FMC Corp.	7.00%	5/15/2008	1,617	1,626,445
Ford Motor Credit Corp.	7.875%	6/15/2010	1,914	1,764,783
France Telecom S.A. (France)(a)	7.75%	3/1/2011	744	815,993
General Electric Capital Corp.	5.875%	1/14/2038	3,738	3,585,605
General Motors Corp.	7.20%	1/15/2011	1,324	1,201,530

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Corporate Bonds (continued)
GMAC LLC	6.00%	12/15/2011	$2,219	$1,779,629
GMAC LLC.	6.75%	12/1/2014	353	266,215
Goldman Sachs Group, Inc. (The)	5.95%	1/18/2018	1,059	1,071,933
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	1,006	943,802
hanarotelecom inc. (South Korea)+(a)	7.00%	2/1/2012	685	695,275
Harrah’s Operating Co., Inc.+	10.75%	2/1/2016	268	235,505
Hawker Beechcraft Corp.	9.75%	4/1/2017	1,045	1,042,387
HCA, Inc.	6.50%	2/15/2016	785	667,250
HCA, Inc.	9.125%	11/15/2014	1,870	1,912,075
Home Depot, Inc. (The)	5.875%	12/16/2036	1,324	1,093,437
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	765	722,925
Hospira, Inc.	6.05%	3/30/2017	1,043	1,075,598
Idaho Power Corp.	6.25%	10/15/2037	606	615,414
Idearc Inc.	8.00%	11/15/2016	2,709	1,611,855
Ineos Group Holdings plc (United Kingdom)+(a)	8.50%	2/15/2016	735	554,925
Intuit, Inc.	5.75%	3/15/2017	331	329,269
ITC Midwest LLC+	6.15%	1/31/2038	1,242	1,239,210
Janus Capital Group Inc.	6.70%	6/15/2017	716	756,501
JPMorgan Chase & Co.	6.00%	1/15/2018	2,051	2,132,076
Key Energy Services, Inc.+	8.375%	12/1/2014	385	387,888
Lamar Media Corp.	6.625%	8/15/2015	305	282,125
Lehman Brothers Holdings, Inc.	7.00%	9/27/2027	720	726,767
Lincoln National Corp.	6.30%	10/9/2037	444	414,497
LVB Acquisition Merger Sub, Inc.+	11.625%	10/15/2017	595	588,306
Magellan Midstream Partners, L.P.	6.40%	5/1/2037	862	835,925
Mediacom Broadband LLC/Corp.	8.50%	10/15/2015	1,145	910,275
Mohawk Industries, Inc.	6.125%	1/15/2016	1,207	1,191,406
Mueller Water Products, Inc.	7.375%	6/1/2017	1,216	1,064,000
Nabors Industries, Inc.+	6.15%	2/15/2018	2,072	2,142,790
Nevada Power Co.	5.875%	1/15/2015	1,533	1,553,003
NRG Energy, Inc.	7.25%	2/1/2014	800	783,000
Oncor Electric Delivery Co.	7.00%	9/1/2022	613	608,265
Oncor Electric Delivery Co.	7.25%	1/15/2033	613	617,438
Pacific Energy Partners, L.P.	6.25%	9/15/2015	2,492	2,574,747
Pacificorp	6.25%	10/15/2037	294	306,357

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Corporate Bonds (continued)
Pactiv Corp.	5.875%	7/15/2012	$648	$668,518
Petrobras International Finance Co. (Brazil)(a)	5.875%	3/1/2018	2,361	2,343,880
Petroplus Finance Ltd. (Bermuda)+(a)	7.00%	5/1/2017	1,210	1,092,025
Pilgrim’s Pride Corp.	8.375%	5/1/2017	776	686,760
R.H. Donnelley Corp.+	8.875%	10/15/2017	2,245	1,324,550
Reynolds American Inc.	7.25%	6/15/2037	1,273	1,254,787
Rock-Tenn Co., Class A+(b)	9.25%	3/15/2016	295	300,646
Rogers Wireless, Inc. (Canada)(a)	7.25%	12/15/2012	1,363	1,469,749
Schering-Plough Corp.	6.55%	9/15/2037	959	982,336
Scottish Power Plc (United Kingdom)(a)	5.375%	3/15/2015	1,720	1,726,956
Seagate Technology Holdings, Inc. (Cayman Islands)(a)	6.80%	10/1/2016	1,797	1,743,090
Smithfield Foods, Inc.	7.75%	7/1/2017	995	950,225
Solo Cup Co.	8.50%	2/15/2014	835	668,000
Source Gas LLC+	5.90%	4/1/2017	735	724,547
Southwestern Energy Co.+	7.50%	2/1/2018	535	553,725
Sprint Capital Corp.	7.625%	1/30/2011	905	803,687
Steelcase Inc., Class A	6.50%	8/15/2011	1,614	1,729,985
Steel Dynamics, Inc.+	7.375%	11/1/2012	660	671,550
Suncor Energy Inc. (Canada)(a)	6.50%	6/15/2038	2,505	2,492,848
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)+(a)	6.165%	10/25/2017	1,944	1,901,094
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)+(a)	6.50%	10/27/2036	2,285	2,100,628
Telecom Italia Capital SpA (Italy)(a)	7.20%	7/18/2036	2,681	2,785,028
Tenneco Inc.+	8.125%	11/15/2015	805	811,037
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,485	1,481,287
Tesco Plc (United Kingdom)+(a)	6.15%	11/15/2037	1,990	1,950,950
Texas Competitive Electric Holdings LLC+	10.25%	11/1/2015	730	715,400
TGI International Ltd. (Colombia)+(a)	9.50%	10/3/2017	985	1,044,100
Transocean (Cayman Islands)(a)	6.80%	3/15/2038	1,190	1,247,224
Tyco Electronics Group (Bermuda)+(a)	7.125%	10/1/2037	1,549	1,615,514
UnitedHealth Group Inc.	6.625%	11/15/2037	1,379	1,313,703
UnitedHealth Group Inc.	6.875%	2/15/2038	985	978,713
VF Corp.	6.45%	11/1/2037	1,227	1,152,371

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Corporate Bonds (continued)
W&T Offshore Inc.+	8.25%	6/15/2014	$705	$662,700
Wabtec Corp.	6.875%	7/31/2013	960	950,400
Williams Partners L.P.	7.25%	2/1/2017	1,545	1,564,312
Wynn Las Vegas LLC/Corp.+	6.625%	12/1/2014	1,110	1,071,150
Xstrata Finance Canada Ltd. (Canada)+(a)	6.90%	11/15/2037	603	571,292
Total				170,665,544

Foreign Bonds 0.26%
Republic of Ghana (Ghana)+(a)	8.50%	10/4/2017	400	420,400
Republic of Peru (Peru)(a)	8.75%	11/21/2033	544	708,560
Republic of Philippines (Philippines)(a)	10.625%	3/16/2025	751	1,047,645
Total				2,176,605

Government Sponsored Enterprises Pass-Throughs 44.34%
Federal Home Loan Mortgage Corp.	4.198%#	1/1/2034	4,667	4,782,236
Federal Home Loan Mortgage Corp. Gold(f)	5.50%	TBA	11,500	11,566,482
Federal Home Loan Mortgage Corp. 1B2132	4.689%#	3/1/2035	3,641	3,690,280
Federal Home Loan Mortgage Corp. 1G1314	5.872%#	11/1/2036	6,615	6,809,574
Federal Home Loan Mortgage Corp. 1G2408	6.146%#	6/1/2036	7,839	7,963,048
Federal Home Loan Mortgage Corp. 1G2501	5.459%#	10/1/2036	44	45,090
Federal Home Loan Mortgage Corp. 1J0790	5.223%#	12/1/2037	6,986	7,147,228
Federal Home Loan Mortgage Corp. 1NO288	5.673%#	11/1/2035	4,211	4,270,439
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	31	32,841
Federal Home Loan Mortgage Corp. B11354	5.00%	12/1/2018	1,470	1,492,276
Federal Home Loan Mortgage Corp. B17509	5.00%	12/1/2019	1,698	1,723,348
Federal Home Loan Mortgage Corp. B17621	5.00%	1/1/2020	852	864,570
Federal Home Loan Mortgage Corp. B17854	5.00%	2/1/2020	848	859,948
Federal Home Loan Mortgage Corp. C01345	7.00%	4/1/2032	865	916,822
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	36	38,377
Federal Home Loan Mortgage Corp. C66953	7.00%	5/1/2032	213	226,205
Federal Home Loan Mortgage Corp. C77216	7.00%	8/1/2032	91	96,462
Federal Home Loan Mortgage Corp. E00956	6.00%	3/1/2016	582	601,470

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises Pass-Throughs (continued)
Federal Home Loan Mortgage Corp. E01488	5.00%	10/1/2018	$194	$197,230
Federal Home Loan Mortgage Corp. E01603	5.00%	3/1/2019	534	542,253
Federal Home Loan Mortgage Corp. E78369	6.00%	9/1/2013	109	110,571
Federal Home Loan Mortgage Corp. E83349	6.00%	4/1/2016	463	478,667
Federal Home Loan Mortgage Corp. G11662	5.00%	2/1/2020	4,536	4,604,474
Federal Home Loan Mortgage Corp. G11681	5.00%	4/1/2020	2,365	2,400,498
Federal Home Loan Mortgage Corp. G11740	5.00%	5/1/2020	1,725	1,749,401
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	6,018	6,101,950
Federal Home Loan Mortgage Corp. G11838	6.00%	8/1/2020	199	205,930
Federal Home Loan Mortgage Corp. G11879	5.00%	10/1/2020	15,642	15,859,691
Federal Home Loan Mortgage Corp. G11880	5.00%	12/1/2020	7,524	7,628,773
Federal Home Loan Mortgage Corp. G11911	5.00%	2/1/2021	636	644,763
Federal Home Loan Mortgage Corp. G12143	5.00%	11/1/2020	390	395,411
Federal Home Loan Mortgage Corp. G12210	5.00%	5/1/2021	1,873	1,898,800
Federal Home Loan Mortgage Corp. G12211	5.00%	6/1/2021	3,144	3,187,242
Federal Home Loan Mortgage Corp. G12222	5.00%	12/1/2020	1,522	1,542,704
Federal Home Loan Mortgage Corp. G12286	5.00%	7/1/2021	794	804,147
Federal Home Loan Mortgage Corp. G12321	5.50%	9/1/2021	968	989,827
Federal Home Loan Mortgage Corp. G12325	5.00%	5/1/2021	1,140	1,155,917
Federal Home Loan Mortgage Corp. G12410	5.00%	5/1/2021	1,020	1,034,271
Federal Home Loan Mortgage Corp. G12486	5.00%	7/1/2021	862	874,362
Federal Home Loan Mortgage Corp. G12506	5.00%	5/1/2021	2,588	2,624,400
Federal Home Loan Mortgage Corp. G18048	5.00%	4/1/2020	2,640	2,676,755
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	886	898,146
Federal Home Loan Mortgage Corp. G18065	5.00%	7/1/2020	497	504,403
Federal Home Loan Mortgage Corp. G18069	5.00%	8/1/2020	373	377,865
Federal Home Loan Mortgage Corp. G18073	5.00%	9/1/2020	2,553	2,588,196
Federal Home Loan Mortgage Corp. J00446	5.00%	11/1/2020	4,489	4,551,268
Federal Home Loan Mortgage Corp. J01164	5.50%	2/1/2021	1,589	1,624,227
Federal Home Loan Mortgage Corp. J01270	5.50%	2/1/2021	464	473,984
Federal Home Loan Mortgage Corp. J01505	5.00%	3/1/2021	1,873	1,897,006

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2008

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)	Value
Government Sponsored Enterprises Pass-Throughs (continued)
Federal National Mortgage Assoc.	3.494	%#	8/1/2033	$44	$43,882
Federal National Mortgage Assoc.	4.856	%#	8/1/2035	5,524	5,643,328
Federal National Mortgage Assoc.	4.995	%#	4/1/2035	6,581	6,740,290
Federal National Mortgage Assoc.(f)	5.00%		TBA	22,100	22,345,177
Federal National Mortgage Assoc.	5.241	%#	10/1/2035	7,129	7,317,749
Federal National Mortgage Assoc.	5.389	%#	4/1/2036	3,235	3,356,882
Federal National Mortgage Assoc.	5.475	%#	4/1/2036	1,608	1,642,277
Federal National Mortgage Assoc.	5.488	%#	11/1/2036	6,375	6,531,672
Federal National Mortgage Assoc.	5.50%		11/1/2033 - 1/1/2037	117,804	118,918,303
Federal National Mortgage Assoc.(f)	5.50%		TBA	8,000	8,046,248
Federal National Mortgage Assoc.	5.516	%#	4/1/2036	3,613	3,689,144
Federal National Mortgage Assoc.	5.529	%#	4/1/2036	2,421	2,472,783
Federal National Mortgage Assoc.	5.628	%#	6/1/2036	4,602	4,710,828
Federal National Mortgage Assoc.	5.656	%#	8/1/2036	5,543	5,690,785
Federal National Mortgage Assoc.	5.747	%#	10/1/2036	5,585	5,764,389
Federal National Mortgage Assoc.	5.77	%#	1/1/2037	6,758	6,979,807
Federal National Mortgage Assoc.	5.831	%#	10/1/2036	3,502	3,616,508
Federal National Mortgage Assoc.	5.927	%#	5/1/2036	4,262	4,404,065
Federal National Mortgage Assoc.	5.932	%#	8/1/2036	11,012	11,275,653
Federal National Mortgage Assoc.	5.961	%#	12/1/2036	11,403	11,795,453
Total					364,735,051

Municipal Bonds 0.56%
Massachusetts St Wtr Res Auth Ref Gen Ser B(g)	5.25%		8/1/2029	3,020	3,062,673
Massachusetts St Wtr Res Auth Ref Gen Ser B(g)	5.25%		8/1/2036	1,545	1,547,194
Total					4,609,867

Non-Agency Commercial Mortgage-Backed Securities 34.31%
Banc of America Commercial Mortgage, Inc. 2003-2 A2	4.342%		3/11/2041	3,000	2,964,409

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2008

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage, Inc. 2003-2 A4	5.061	%#	3/11/2041	$1,100	$1,059,327
Banc of America Commercial Mortgage, Inc. 2004-2 A5	4.58%		11/10/2038	400	377,318
Banc of America Commercial Mortgage, Inc. 2004-4 A6	4.877	%#	7/10/2042	320	306,399
Banc of America Commercial Mortgage, Inc. 2004-6 A2	4.161%		12/10/2042	2,040	2,007,166
Banc of America Commercial Mortgage, Inc. 2005-1 A5	5.085	%#	11/10/2042	1,706	1,655,338
Banc of America Commercial Mortgage, Inc. 2005-1 ASB	4.968	%#	11/10/2042	2,848	2,798,145
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857	%#	7/10/2043	1,125	1,060,143
Banc of America Commercial Mortgage, Inc. 2005-3 A4	4.668%		7/10/2043	2,760	2,571,977
Banc of America Commercial Mortgage, Inc. 2005-4 A2	4.764%		7/10/2045	1,205	1,187,422
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%		10/10/2045	3,890	3,845,570
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165	%#	9/10/2047	2,805	2,780,029
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.181	%#	9/10/2047	1,400	1,350,084
Banc of America Commercial Mortgage, Inc. 2005-6 ASB	5.181	%#	9/10/2047	1,450	1,407,112
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372	%#	9/10/2045	1,680	1,608,292
Banc of America Commercial Mortgage, Inc. 2006-2 A4	5.74	%#	5/10/2045	4,350	4,278,369
Banc of America Commercial Mortgage, Inc. 2006-3 A4	5.889	%#	7/10/2044	500	493,406
Banc of America Commercial Mortgage, Inc. 2006-4 A4	5.634%		7/10/2046	1,240	1,202,089
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A1	3.762%		7/11/2042	156	155,931
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%		7/11/2042	638	628,313
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A5	4.978	%#	7/11/2042	2,500	2,401,392

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2004-T14 A2	4.17%	1/12/2041	$2,094	$2,072,354
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	1,900	1,887,700
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A4	5.405%#	12/11/2040	1,240	1,206,589
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	12,360	12,044,683
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AM	5.449%#	12/11/2040	600	540,311
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	2,087	2,065,452
Bear Stearns Commercial Mortgage Securities, Inc. 2005 PWR9 A2	4.735%	9/11/2042	350	344,507
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A4A	4.871%	9/11/2042	1,275	1,200,467
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2	4.556%#	2/13/2042	534	527,277
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.155%#	10/12/2042	800	769,842
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A4	5.457%#	3/11/2039	1,905	1,842,297
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 AAB	5.457%#	3/11/2039	2,320	2,255,973
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 A4	5.718%#	9/11/2038	1,515	1,488,365
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A4	5.54%	9/11/2041	2,480	2,390,263
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 AAB	5.53%	9/11/2041	250	243,583
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW16 AM	5.713%#	5/11/2017	400	350,223
Citigroup Commercial Mortgage Trust 2004-C2 A2	4.10%	10/15/2041	1,500	1,473,829
Citigroup Commercial Mortgage Trust 2005-C3 A1	4.391%	5/15/2043	637	629,452
Citigroup Commercial Mortgage Trust 2005-C3 A4	4.86%	5/15/2043	555	524,247
Citigroup Commercial Mortgage Trust 2006-C4 A3	5.724%#	3/15/2049	1,435	1,409,848
Citigroup Commercial Mortgage Trust 2006-C5 ASB	5.413%	10/15/2049	550	534,864
Citigroup Commercial Mortgage Trust 2007-C6 A1	5.622%#	12/10/2049	1,523	1,507,829
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	840	837,136

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2008

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.225	%#	7/15/2044	$4,805	$4,644,657
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AM	5.225	%#	7/15/2044	300	267,916
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.392	%#	1/15/2046	19,166	18,560,812
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 A2	5.56%		10/15/2048	1,750	1,728,572
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 A5	5.617%		10/15/2048	800	773,375
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A2B	5.205%		12/11/2049	385	374,007
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116	%#	6/10/2044	2,320	2,218,659
Commercial Mortgage Pass-Through Certificates 2005-C6 A5B	5.167	%#	6/10/2044	1,000	959,159
Commercial Mortgage Pass-Through Certificates 2005-C6 AAB	5.077	%#	6/10/2044	13,115	12,729,376
Commercial Mortgage Pass-Through Certificates 2006-C7 A4	5.768	%#	6/10/2046	1,226	1,208,303
Commercial Mortgage Pass-Through Certificates 2006-C7 AAB	5.728	%#	6/10/2046	865	854,432
Commercial Mortgage Pass-Through Certificates 2006-C8 A2B	5.248%		12/10/2046	2,178	2,129,262
Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%		12/10/2046	430	405,539
Credit Suisse Mortgage Capital Certificates 2005-C6 A1	4.938%		12/15/2040	437	434,325
Credit Suisse Mortgage Capital Certificates 2006-C1 A3	5.554	%#	2/15/2039	700	684,432
Credit Suisse Mortgage Capital Certificates 2006-C3 AAB	5.827	%#	6/15/2038	357	353,553
Credit Suisse Mortgage Capital Certificates 2007-C1 AM	5.416%		2/15/2040	360	308,206
Credit Suisse First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%		3/15/2036	600	572,439
Credit Suisse First Boston Mortgage Securities Corp. 2004-C1 A2	3.516%		1/15/2037	632	626,076
Credit Suisse First Boston Mortgage Securities Corp. 2005-C1 A2	4.609%		2/15/2038	850	838,132

See Notes to Schedule of Investments.

10

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corp. 2005-C1 AAB	4.815%	2/15/2038	$1,254	$1,215,559
Credit Suisse First Boston Mortgage Securities Corp. 2005-C2 A4	4.832%	4/15/2037	800	753,907
CWCapital Cobalt 2006-C1 A4	5.223%	8/15/2048	1,050	983,144
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	870	861,074
GE Capital Commercial Mortgage Corp. 2005-C1 A1	4.012%	6/10/2048	254	251,242
GE Capital Commercial Mortgage Corp. 2005-C1 A5	4.772%#	6/10/2048	1,750	1,647,699
GE Capital Commercial Mortgage Corp. 2005-C3 A2	4.853%	7/10/2045	300	296,702
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%#	7/10/2045	400	379,184
GE Capital Commercial Mortgage Corp. 2005-C4 A4	5.334%#	11/10/2045	2,450	2,385,547
GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.28%#	3/10/2044	754	751,681
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.34%#	3/10/2044	5,915	5,860,212
GMAC Commercial Mortgage Securities, Inc.	4.93%	7/10/2039	1,558	1,505,682
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.298%#	5/10/2040	6,190	6,104,478
GMAC Commercial Mortgage Securities, Inc. 2004-C1 A4	4.908%	3/10/2038	1,030	989,350
GMAC Commercial Mortgage Securities, Inc. 2004-C2 A2	4.76%	8/10/2038	725	715,005
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	4,275	4,209,287
GMAC Commercial Mortgage Securities, Inc. 2005-C1 AM	4.754%	5/10/2043	1,540	1,339,787
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A4	5.238%#	11/10/2045	2,151	2,040,446
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%	7/5/2035	1,312	1,283,367
Greenwich Capital Commercial Funding Corp. 2003-C1 A4	4.111%	7/5/2035	475	438,038
Greenwich Capital Commercial Funding Corp. 2004-GG1 A7	5.317%#	6/10/2036	1,450	1,419,908

See Notes to Schedule of Investments.

11

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2	4.305%	8/10/2042	$910	$895,561
Greenwich Capital Commercial Funding Corp. 2005-GG3 A4	4.799%#	8/10/2042	2,154	2,036,500
Greenwich Capital Commercial Funding Corp. 2005-GG3 AAB	4.619%	8/10/2042	1,250	1,201,948
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	2,385	2,365,915
Greenwich Capital Commercial Funding Corp. 2005-GG5 AAB	5.19%#	4/10/2037	7,000	6,779,786
Greenwich Capital Commercial Funding Corp. 2006-GG7 A4	5.911%#	7/10/2038	1,050	1,044,001
Greenwich Capital Commercial Funding Corp. 2007-GG9 AAB	5.441%	3/10/2039	285	274,618
GS Mortgage Securities Corp. II 2004-GG2 A6	5.396%#	8/10/2038	1,375	1,352,867
GS Mortgage Securities Corp. II 2005-GG4 A4	4.761%	7/10/2039	529	495,537
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	2,300	2,153,483
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%#	4/10/2038	940	933,487
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	395	389,880
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C3 A2	4.994%	7/12/2035	923	891,770
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A2	4.985%	1/12/2037	3,582	3,452,536
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C2 A2	5.085%#	5/15/2041	1,675	1,650,328
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C2 A3	5.21%#	5/15/2041	3,000	2,938,950
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB8 A4	4.404%	1/12/2039	1,000	935,215
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A1	3.475%#	6/12/2041	515	506,976
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A2	5.247%	1/12/2043	845	839,299
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A4	5.038%#	3/15/2046	1,325	1,265,765
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%#	8/15/2042	1,000	944,867
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A1	4.613%	10/15/2042	1,446	1,438,329

See Notes to Schedule of Investments.

12

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A4	4.918%#	10/15/2042	$2,400	$2,265,721

JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A2	5.198%	12/15/2044	880	871,776
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.179%#	12/15/2044	975	941,948
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 AM	5.221%#	12/15/2044	2,000	1,792,485
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB15 A4	5.814%#	6/12/2043	500	491,309
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB15 ASB	5.79%#	6/12/2043	2,505	2,470,153
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB16 A4	5.552%	5/12/2045	120	115,518
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A2	5.861%#	4/15/2045	500	500,721
LB-UBS Commercial Mortgage Trust 2003-C3 A4	4.166%	5/15/2032	290	267,853
LB-UBS Commercial Mortgage Trust 2004-C2 A4	4.367%	3/15/2036	2,300	2,148,375
LB-UBS Commercial Mortgage Trust 2004-C6 A6	5.02%#	8/15/2029	750	723,685
LB-UBS Commercial Mortgage Trust 2004-C7 A6	4.786%#	10/15/2029	492	466,874
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	1,565	1,539,434
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	700	687,123
LB-UBS Commercial Mortgage Trust 2005-C1 A4	4.742%	2/15/2030	3,160	2,980,603
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	145	142,878
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	350	327,593
LB-UBS Commercial Mortgage Trust 2005 C5 AAB	4.93%	9/15/2030	1,360	1,311,848
LB-UBS Commercial Mortgage Trust 2005-C7 A2	5.103%	11/15/2030	3,050	3,023,736
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%#	11/15/2030	530	509,826
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	3,193	3,141,538
LB-UBS Commercial Mortgage Trust 2006-C1 A4	5.156%	2/15/2031	2,403	2,268,488
LB-UBS Commercial Mortgage Trust 2006-C6 A4	5.372%	9/15/2039	2,459	2,339,098
LB-UBS Commercial Mortgage Trust 2006-C7 A2	5.30%	11/15/2038	750	735,120
LB-UBS Commercial Mortgage Trust 2007-C1 A1	5.391%	2/15/2040	2,313	2,299,853
LB-UBS Commercial Mortgage Trust 2007-C1 AAB	5.403%	2/15/2040	1,100	1,062,679
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%#	2/12/2039	1,500	1,484,608
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-3 A2	5.291%#	7/12/2046	795	779,082

See Notes to Schedule of Investments.

13

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-4 A2	5.112%#	12/12/2049	$1,030	$1,002,213
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-4 A3	5.172%#	12/12/2049	900	841,086
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-4 ASB	5.133%#	12/12/2049	255	244,921
Merrill Lynch Mortgage Trust 2004-KEY2 A2	4.166%	8/12/2039	1,531	1,501,251
Merrill Lynch Mortgage Trust 2004-KEY2 A4	4.864%#	8/12/2039	600	571,530
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%#	1/12/2044	6,200	6,067,652
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%#	6/12/2043	1,275	1,221,999
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	1,271	1,260,114
Merrill Lynch Mortgage Trust 2006-C1 A4	5.658%#	5/12/2039	1,630	1,596,918
Morgan Stanley Capital I 2003-HQ2	4.92%	3/12/2035	312	299,231
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	632	616,119
Morgan Stanley Capital I 2003-IQ5 A4	5.01%	4/15/2038	1,983	1,917,129
Morgan Stanley Capital I 2003-IQ6 A4	4.97%	12/15/2041	215	206,456
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	1,694	1,659,933
Morgan Stanley Capital I 2004-HQ3 A4	4.80%	1/13/2041	750	714,696
Morgan Stanley Capital I 2004-IQ8 A2	3.96%	6/15/2040	235	232,405
Morgan Stanley Capital I 2005-HQ5 A1	4.517%	1/14/2042	2,274	2,258,147
Morgan Stanley Capital I 2005-HQ6 A4A	4.989%	8/13/2042	950	901,646
Morgan Stanley Capital I 2005-HQ7 AAB	5.18%#	11/14/2042	520	506,750
Morgan Stanley Capital I 2005-IQ10 AAB	5.178%#	9/15/2042	905	879,565
Morgan Stanley Capital I 2005-IQ9 AAB	4.51%	7/15/2056	2,310	2,217,844
Morgan Stanley Capital I 2005-T19 A2	4.725%	6/12/2047	1,299	1,280,964
Morgan Stanley Capital I 2006-HQ8 A4	5.388%#	3/12/2044	760	732,571
Morgan Stanley Capital I 2006-HQ8 AAB	5.392%#	3/12/2044	1,300	1,266,446
Morgan Stanley Capital I 2006-HQ9 A4	5.731%#	7/12/2044	235	229,402
Morgan Stanley Capital I 2006-IQ12 A4	5.332%	12/15/2043	335	316,443
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	4,150	4,082,510
Morgan Stanley Capital I 2006-T21 A4	5.162%#	10/12/2052	1,325	1,252,361
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%#	8/15/2035	3,825	3,689,361

See Notes to Schedule of Investments.

14

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)		Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust 2004-C10 A4	4.748%	2/15/2041	$2,600		$2,473,529
Wachovia Bank Commercial Mortgage Trust 2004-C15 A1	3.626%	10/15/2041	1,612		1,584,360
Wachovia Bank Commercial Mortgage Trust 2005-C17 A4	5.083%#	3/15/2042	115		110,078
Wachovia Bank Commercial Mortgage Trust 2005-C19 A1	4.173%	5/15/2044	438		431,841
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	1,300		1,273,342
Wachovia Bank Commercial Mortgage Trust 2005-C21 APB	5.175%#	10/15/2044	3,015		2,962,921
Wachovia Bank Commercial Mortgage Trust 2005-C22 A2	5.242%	12/15/2044	594		589,811
Wachovia Bank Commercial Mortgage Trust 2006-C26 AM	5.958%#	6/15/2045	373		342,747
Total					282,201,688

Pass-Through Agency 0.00%
Government National Mortgage Assoc.	12.00%	8/15/2013	—	(c)	76

U.S. Treasury Obligations 1.67%
U.S. Treasury Bonds	5.00%	5/15/2037	1,326		1,453,939
U.S. Treasury Notes	3.50%	2/15/2018	3,386		3,378,595
U.S. Treasury Note Inflation Index Bonds(d)	1.625%	1/15/2015	4,697		4,974,097
U.S. Treasury Strips(e)	Zero Coupon	2/15/2036	13,921		3,915,699
Total					13,722,330
Total Long-Term Investments (cost $839,446,597)					842,568,958

SHORT-TERM INVESTMENT 3.49%

Repurchase Agreement
Repurchase Agreement dated 2/29/2008, 2.49% due 3/3/2008 with State Street Bank & Trust Co. collateralized by $28,905,000 of Federal Home Loan Bank at 5.125% due 8/8/2008; value: $29,289,494; proceeds: $28,717,404 (cost $28,711,446)			28,711		28,711,446

Total Investments in Securities 105.92% (cost $868,158,043)					871,280,404
Liabilities in Excess of Other Assets(h) (5.92%)					(48,684,640)
Net Assets 100.00%					$822,595,764

See Notes to Schedule of Investments.

15

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2008

#                    Variable rate security. The interest rate represents the rate at February 29, 2008.

+                    Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)                 Foreign security traded in U.S. dollars.

(b)                Security purchased on a when-issued basis. (See Note 2(f)).

(c)                 Amount is less than $1,000.

(d)                Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.

(e)                 Security has been fully/partially segregated to cover margin requirements for open futures contracts as of February 29, 2008. (See Note 2(e)).

(f)                  To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(g)                Insured by Financial Security Assurance, Inc., a municipal bond insurance company.

(h)                Liabilities in excess of other assets include net unrealized appreciation on TBA sale commitment and futures contracts, as follows:

TBA SALE COMMITMENT

			Principal
Government Sponsored Enterprises	Interest	Maturity	Amount
Pass-Through	Rate	Date	(000)	Value
Federal National Mortgage Assoc.(f)	5.50%	TBA	$10,000	$10,057,810
Total (Proceeds $10,112,891)

Open futures contracts as February 29, 2008:

					Unrealized
					Appreciation
Type	Expiration	Contracts	Position	Market Value	(Depreclation)
U.S. 5-Year Treasury Note	June 2008	19	Short	$(2,170,750)	$(21,433)
U.S. 10-Year Treasury Note	June 2008	8	Long	938,250	23,788
U.S. 20-Year Treasury Bond	June 2008	43	Long	5,100,875	120,136
Totals				$3,868,375	$122,491

See Notes to Schedule of Investments.

16

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company organized as a Delaware Statutory Trust on August 16, 1993. The Trust currently consists of the following eleven funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Diversified Income Strategy Fund (“Diversified Income Strategy Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett Growth & Income Strategy Fund (“Growth & Income Strategy Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

Balanced Strategy Fund’s investment objective is to seek current income and capital growth. Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce high total return. Core Fixed Income Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation.  Diversified Income Strategy Fund and Floating Rate Fund’s investment objective is to seek a high level of current income.  Growth & Income Strategy Fund’s investment objective is to seek long-term capital appreciation and growth of income.  High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Income Fund and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital.  Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invest in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)        Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.  Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Loans are valued at the average of bid and ask quotations obtained from a pricing service.  The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans.  As of February 29, 2008, 100% of total investments in loans were valued based on prices from such services.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)        Foreign Transactions—The books and records of Convertible Fund, Core Fixed Income Fund, Floating Rate Fund, High Yield Fund, Income Fund, Short Duration Income Fund and Total Return Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Funds’ records at the rate prevailing when earned or recorded.

(d)  Forward Foreign Currency Exchange Contracts— The Income Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Forward contracts may also be structured for cash settlement, rather than physical delivery. The contracts are valued daily at forward exchange rates. As of February 29, 2008, only the Income Fund had open forward foreign currency exchange contracts.

(e)        Futures Contracts—The Funds may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices.  At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin”.  Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates.  The Funds will record an unrealized gain (loss) based on the amount of variation margin.  When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end.  As of February 29, 2008, Core Fixed Income Fund, Income Fund, Short Duration Income Fund and Total Return Fund had open futures contracts.

Notes to Schedule of Investments (unaudited)(continued)

(f)          When-Issued or Forward Transactions—Each Fund may purchase portfolio securities on a when-issued or forward basis.  When-issued, forward transactions or to-be-announced (“TBA”) transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment.  At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value.  Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.  Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)       TBA Sale Commitments—Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements.  Proceeds of TBA sale commitments are not received until the contractual settlement date.  During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.  Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above.  The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation).  If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(h)       Repurchase Agreements—Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)         Reverse Repurchase Agreements—Each Fund may enter into reverse repurchase agreements.  In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed-upon later date at an agreed-upon price. Reverse repurchase agreements expose a fund to credit risk, but this risk is reduced because each Fund maintains collateral equal to at least 100% of the market value of the securities sold. As of February 29, 2008, the Funds did not have any open reverse repurchase agreements.

(j)         Mortgage Dollar Rolls—Each Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.  During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)      Short Sales—Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

(l)  Credit Default Swaps—High Yield Fund may enter into credit default swap contracts (“swaps”) for investment purposes to hedge credit risk and also for speculative purposes. As a seller in the credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as a realized gain.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would

Notes to Schedule of Investments (unaudited)(continued)

make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred. Such periodic payments are accrued daily and recorded as a realized loss.

Swaps are marked to market daily based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(m)  Floating Rate Loans—The High Yield Fund and the Floating Rate Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which a Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. These unfunded amounts are recorded in memorandum accounts. As of February 29, 2008, the Floating Rate Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitment
Bausch & Lomb Delayed Draw Term Loan, 4/11/2015	100,000
Community Health Systems, Inc Term Loan B, 7/25/2014	46,774
Telesat Canada Delayed Draw Term Loan, 10/31/2014	40,157
Univision Communications Term Loan B, 9/29/2014	25,168
212,099

(n)  Fair Value Measurements—Each Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs

Notes to Schedule of Investments (unaudited)(continued)

may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by each Fund to measure fair value during the three months ended February 29, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. Each Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.  As of February 29, 2008 none of the Funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of February 29, 2008 in valuing the Fund’s investments carried at value:

Balanced Strategy Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$1,371,156,421	$—
Level 2 - Other Significant Observable Inputs	859,611	—
Total	$1,372,016,032	$—

Convertible Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$40,584,046	$—
Level 2 - Other Significant Observable Inputs	322,492,683	—
Total	$363,076,729	$—

Core Fixed Income Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$53,622
Level 2 - Other Significant Observable Inputs	160,770,434	—
Total	$160,770,434	$53,622

Diversified Equity Strategy Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$74,232,052	$—
Level 2 - Other Significant Observable Inputs	339,782	—
Total	$74,571,834	$—

Diversified Income Strategy Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$90,525,754	$—
Level 2 - Other Significant Observable Inputs	309,132	—
Total	$90,834,886	$—

Floating Rate Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	53,129,577	—
Total	$53,129,577	$—

Notes to Schedule of Investments (unaudited)(continued)

Growth & Income Strategy Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$395,586,227	$—
Level 2 - Other Significant Observable Inputs	320,171	—
Total	$395,906,398	$—

High Yield Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$1,280,000	$—
Level 2 - Other Significant Observable Inputs	469,372,301	(1,998,956)
Total	$470,652,301	$(1,998,956)

Income Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$(971,738)
Level 2 - Other Significant Observable Inputs	590,472,599	—
Total	$590,472,599	$(971,738)

Short Duration Income Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$58,998
Level 2 - Other Significant Observable Inputs	123,241,442	—
Total	$123,241,442	$58,998

Total Return Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$122,491
Level 2 - Other Significant Observable Inputs	871,280,404	(10,057,810)
Total	$871,280,404	$(9,935,319)

3.   FEDERAL TAX INFORMATION

As of February 29, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

	Balanced Strategy Fund	Convertible Fund	Core Fixed Income Fund
Tax cost	$1,430,179,216	$355,066,176	$159,875,000
Gross unrealized gain	7,737,978	20,740,565	1,935,137
Gross unrealized loss	(65,901,162)	(12,730,012)	(1,039,703)
Net unrealized security gain (loss)	$(58,163,184)	$8,010,553	$895,434

	Diversified Equity Strategy Fund	Diversified Income Strategy Fund	Floating Rate Fund
Tax cost	$83,255,179	$98,819,522	$55,777,881
Gross unrealized gain	—	144,495	—
Gross unrealized loss	(8,683,345)	(8,129,131)	(2,648,304)
Net unrealized security loss	$(8,683,345)	$(7,984,636)	$(2,648,304)

Notes to Schedule of Investments (unaudited)(continued)

	Growth & Income Strategy Fund	High Yield Fund	Income Fund
Tax cost	$432,382,903	501,652,858	$595,005,037
Gross unrealized gain	518,079	1,347,663	6,200,134
Gross unrealized loss	(36,994,585)	(32,348,220)	(10,732,572)
Net unrealized security loss	$(36,476,506)	(31,000,557)	$(4,532,438)

	Short Duration Income Fund	Total Return Fund
Tax cost	$122,906,158	$868,701,391
Gross unrealized gain	1,057,954	12,705,258
Gross unrealized loss	(722,670)	(10,126,245)
Net unrealized security gain	$335,284	$2,579,013

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization, wash sales, and other temporary tax adjustments.

4.  INVESTMENT RISKS

Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund:

Balanced Strategy Fund’s, Diversified Equity Strategy Fund’s, Diversified Income Strategy Fund’s and Growth & Income Strategy Fund’s (each, a “Strategic Allocation Fund”) investments are each concentrated in the Underlying Funds and, as a result, a Strategic Allocation Fund’s performance is directly related to the Underlying Fund’s performance. Each Strategic Allocation Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Strategic Allocation Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Strategic Allocation Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Strategic Allocation Fund invests in them. The value of the Underlying Funds’ investments and the net asset values of the shares of both the Strategic Allocation Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Each Strategic Allocation Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to an Underlying Fund, a risk that is greater with high yield bonds in which one or more of the Underlying Funds may invest. Some issuers, particularly of high yield bonds (sometimes called “junk bonds”), may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Strategic Allocation Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund is wrong, a Strategic Allocation Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Because the Diversified Income Strategy Fund is more heavily invested in fixed income funds than equity funds, it is more affected by the risks associated with debt securities. Similarly, since the Diversified Equity Strategy Fund generally is invested entirely in equity funds and the Growth & Income Strategy Fund is more heavily invested in equity funds than fixed income funds, they are more affected by the risks associated with stocks and other equity investments.  Given the Balanced Strategy Fund’s more balanced allocation among fixed income funds and equity funds, it is affected by risks associated with both equity and fixed income investments.

These factors can affect each Fund’s performance.

Notes to Schedule of Investments (unaudited)(concluded)

Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund and Short Duration Income Fund

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities.  The value of an investment will change as interest rates fluctuate and in response to market movements.  When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.  Longer-term securities are usually more sensitive to interest rate changes.  There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high yield bonds in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds (sometimes called “junk bonds”), may default as to principal and/or interest payments after a Fund purchases their securities.  A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund.  High yield bonds are subject to greater price fluctuations, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved.

Convertible Fund and High Yield Fund are subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities.  They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds.

Each Fund is subject to the risks associated with foreign securities, which present increased market, liquidity, currency, political, information and other risks.

Floating Rate Fund, High Yield Fund, Income Fund, and Short Duration Income Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. Floating Rate Fund and High Yield Fund may invest primarily in senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be the equivalent of below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

Income Fund and Short Duration Income Fund invest in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Floating Rate Fund, Income Fund, Short Duration Income Fund are subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at its desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, if Lord Abbett correctly forecasts market movements, changes in foreign exchange and interest rates, and other factors. If Lord Abbett incorrectly forecasts these and other factors, the Fund’s performance could suffer.

Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

These factors can affect each Fund’s performance.

Core Fixed Income Fund and Total Return Fund

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage-related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions.  When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities.  Early principal repayment may deprive a Fund of income payments above current market rates.  The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds in which the Total Return Fund may invest are subject to greater price fluctuations, as well as additional risks.

Each Fund’s investment in foreign securities may present increased market, liquidity, currency, political, information and other risks.

Each of the Core Fixed Income Fund and Total Return Fund may invest floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. Total Return Fund may invest primarily in senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be the equivalent of below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

These factors can affect each Fund’s performance.

Notes to Schedule of Investments (unaudited)(concluded)

The lower-rated or high yield bonds in which the Total Return Fund may invest are subject to greater price fluctuations, as well as additional risks.  Each Fund’s investment in foreign securities may present increased market, liquidity, currency, political, information and other risks.  Each of the Core Fixed Income Fund and Total Return Fund may invest up to 10% of its net assets in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks.  Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities.

These factors can affect each Fund’s performance.

5.  Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows, SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

Investments in Underlying Funds (unaudited)

Balanced Strategy Fund, Diversified Equity Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invest in other funds (“Underlying Funds”) managed by Lord Abbett.  As of February 29, 2008, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	24.44%
Lord Abbett Research Fund, Inc. – America’s Value Fund – Class I	14.73%
Lord Abbett Bond Debenture Fund, Inc. – Class I	14.40%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2.02%
Lord Abbett Investment Trust – High Yield Fund – Class I	15.19%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	10.94%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class I	10.28%
Lord Abbett Investment Trust – Total Return Fund – Class I	8.00%

Diversified Equity Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	14.92%
Lord Abbett Securities Trust – All Value Fund – Class I	9.95%
Lord Abbett Developing Growth Fund, Inc. – Class I	4.95%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	9.94%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	12.00%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	8.35%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class I	19.97%
Lord Abbett Large Cap Growth Fund – Class I	9.97%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	9.95%

Diversified Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	7.37%
Lord Abbett Research Fund, Inc. – America’s Value Fund – Class I	26.74%
Lord Abbett Bond Debenture Fund, Inc. – Class I	13.32%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2.04%
Lord Abbett Investment Trust – High Yield Fund – Class I	40.14%
Lord Abbett Investment Trust – Total Return Fund – Class I	10.39%

Growth & Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	9.85%
Lord Abbett Securities Trust – All Value Fund – Class I	9.85%
Lord Abbett Research Fund, Inc. – America’s Value Fund – Class I	7.91%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2.01%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	2.47%
Lord Abbett Investment Trust – High Yield Fund – Class I	20.33%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	20.20%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	5.17%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class I	14.84%
Lord Abbett Large Cap Growth Fund – Class I	2.47%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	4.90%

The Ten Largest Holdings and the Holdings by Sector, as of February 29, 2008, for each Underlying Fund are presented below. Each Underlying Fund’s Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
ExxonMobil Corp.	4.76%
Bank of New York Mellon Corp.	4.29%
General Electric Co.	3.82%
JPMorgan Chase & Co.	3.06%
Abbott Laboratories	2.73%
Kraft Foods, Inc., Class A	2.66%
Coca-Cola Enterprises Inc.	2.53%
Merrill Lynch & Co., Inc.	2.41%
Wal-Mart Stores, Inc.	2.37%
IAC/InterActiveCorp.	2.36%

Holdings by Sector*	% of Investments
Auto & Transportation	1.97%
Consumer Discretionary	8.83%
Consumer Staples	12.82%
Financial Services	23.34%
Healthcare	10.92%
Integrated Oils	6.35%
Materials & Processing	7.60%
Other	4.63%
Other Energy	5.56%
Producer Durables	2.43%
Technology	8.99%
Utilities	6.08%
Short-Term Investment	0.48%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust — All Value Fund

Ten Largest Holdings	% of Investments
ExxonMobil Corp.	3.72%
General Electric Co.	3.18%
Abbott Laboratories	3.06%
Berkshire Hathaway Inc., Class B	2.89%
Barrick Gold Corp.	2.57%
Bank of New York Mellon Corp.	2.32%
Carlisle Companies, Inc.	2.19%
Cullen/Frost Bankers, Inc.	2.18%
Schering-Plough Corp.	2.06%
Corning, Inc.	1.96%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto & Transportation	5.23%
Consumer Discretionary	4.90%
Consumer Staples	6.56%
Financial Services	12.73%
Healthcare	12.03%
Integrated Oils	4.67%
Materials & Processing	15.76%
Other	7.82%
Other Energy	8.26%
Producer Durables	5.65%
Technology	7.35%
Utilities	7.35%
Short-Term Investment	1.69%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – America’s Value Fund

Ten Largest Holdings	% of Investments
Kraft Foods, Inc., Class A	2.70%
AT&T Inc.	2.61%
Windstream Corp.	2.46%
EMBARQ Corp.	2.25%
NiSource Inc.	2.18%
Federal Home Loan Mortgage Corp, 5.75%, 3/15/2009	2.16%
H.J. Heinz Co.	2.16%
EOG Resources, Inc.	2.15%
Ameren Corp.	2.11%
Bristol-Myers Squibb Co.	2.11%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.55%
Consumer Staples	11.61%
Energy	9.61%
Financials	19.48%
Healthcare	8.92%
Industrials	6.74%
Information Technology	2.22%
Materials	9.55%
Telecommunication Services	12.23%
Utilities	7.65%
Short-Term Investment	1.44%
Total	100.00%

*A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
Qwest Capital Funding, Inc., 7.90%, 8/15/2010	1.08%
GMAC LLC., 7.25%, 3/2/2011	0.98%
Federal National Mortgage Assoc., 6.625%, 9/15/2009	0.92%
Edison Mission Energy, 7.00%, 5/15/2017	0.90%
Cincinnati Bell, Inc., 8.375%, 1/15/2014	0.86%
Allbritton Communications Co., 7.75%, 12/15/2012	0.86%
Federal Home Loan Mortgage Corp., 5.75%, 4/15/2008	0.79%
Federal National Mortgage Assoc., 6.00%, 4/1/2036	0.79%
U.S. Treasury Note, 5.00%, 2/15/2011	0.78%
Williams Cos., Inc. (The)	0.73%

Holdings by Sector*	% of Investments
Agency	10.76%
Banking	1.72%
Basic Industry	8.04%
Capital Goods	7.56%
Consumer Cyclical	5.64%
Consumer Non-Cyclical	5.92%
Energy	10.89%
Finance & Investment	0.66%
Government Guaranteed	1.12%
Insurance	0.91%
Media	8.27%
Mortgage Backed	4.22%
Services Cyclical	8.46%
Services Non-Cyclical	5.49%
Technology & Electronics	5.42%
Telecommunications	5.36%
Utility	7.39%
Short-Term Investment	2.17%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Illumina, Inc.	2.38%
FTI Consulting, Inc.	2.14%
FCStone Group, Inc.	1.86%
Central Euro Distribution Corp	1.71%
ITC Holdings Corp	1.69%
Strayer Education, Inc.	1.67%
Lifecell Corp.	1.66%
Shanda Interactive ADR	1.45%
NuVasive, Inc.	1.36%
Wright Medical Group, Inc.	1.32%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto & Transportation	1.28%
Consumer Discretionary	19.91%
Financial Services	10.08%
Healthcare	24.87%
Materials & Processing	5.15%
Other Energy	8.41%
Producer Durables	4.61%
Technology	17.55%
Utilities	1.69%
Short-Term Investment	6.45%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Range Resources Corp.	2.64%
Southwestern Energy Co.	2.22%
WMS Industries, Inc.	1.69%
Northern Trust Corp.	1.64%
DENTSPLY International Inc.	1.63%
AMETEK, Inc.	1.58%
Illumina, Inc.	1.56%
Atwood Oceanics, Inc.	1.55%
Crown Castle International Corp.	1.53%
Hologic, Inc.	1.51%

Holdings by Sector*	% of Investments
Auto & Transportation	1.84%
Consumer Discretionary	16.21%
Consumer Staples	2.20%
Financial Services	6.06%
Healthcare	22.92%
Materials & Processing	4.70%
Other	1.28%
Other Energy	11.75%
Producer Durables	8.24%
Technology	12.28%
Utilities	2.78%
Short-Term Investment	9.74%
Total	100.00%

*A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Chesapeake Energy Corp., 6.25%, 1/15/2018	2.04%
El Paso Corp., 8.05%, 10/15/2030	1.92%
Ford Motor Credit Co., 9.75%, 9/15/2010	1.90%
Edison Mission Energy, 7.75%, 6/15/2016	1.87%
Nalco Co., 7.75%, 11/15/2011	1.51%
SunGard Data Systems, Inc., 10.25%, 8/15/2015	1.49%
Ball Corp., 6.625%, 3/15/2018	1.47%
Freeport-McMoRan Copper & Gold, 8.394%, 4/1/2015	1.33%
Windstream Corp., 8.125%, 8/1/2013	1.28%
Peabody Energy Corp., 5.875%, 4/15/2016	1.21%

Holdings by Sector*	% of Investments
Basic Industry	10.58%
Capital Goods	8.08%
Consumer Cyclical	10.79%
Consumer Non-Cyclical	2.50%
Energy	10.44%
Finance & Investment	0.31%
Media	7.94%
Services Cyclical	11.56%
Services Non-Cyclical	10.14%
Technology & Electronics	4.11%
Telecommunications	8.83%
Utility	9.46%
Brokerage	0.27%
Banking	0.34%
Government Guaranteed	0.27%
Insurance	0.34%
Short-Term Investment	4.04%
Total	100.00%

*A sector may comprise several industries

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
BAE Systems plc	2.37%
Fresenius Medical Care AG & Co, KGaA	2.25%
Addax Petroleum Corp.	2.18%
National Bank of Greece S.A.	2.06%
Impala Platinum Holdings Ltd.	2.06%
Nestle S.A. Registered Shares	2.01%
Vodafone Group plc	1.97%
Diageo plc	1.84%
Petroleum Geo Services ASA	1.81%
Suez	1.80%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	7.84%
Consumer Staples	14.56%
Energy	5.46%
Financials	18.50%
Healthcare	6.28%
Industrials	11.02%
Information Technology	6.07%
Materials	8.22%
Telecommunication Services	8.86%
Utilities	8.15%
Short-Term Investment	5.04%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
REXCAPITAL Financial Holdings	2.67%
Prosegur Compania de Seguridad S.A.	2.64%
Ghabbour Auto	2.54%
Getinge AB, Class B	2.33%
Fresenius Medical Care AG & Co. ADR	2.28%
Hera S.A.	2.25%
Intertek Group plc	2.18%
Davide Campari-Milano SpA	2.18%
Nippon Commercial Investment	2.15%
Neopost S.A.	1.99%

Holdings by Sector*	% of Investments
Basic Materials	10.62%
Consumer Cyclicals	16.91%
Consumer Non-Cyclicals	6.71%
Diversified Financials	3.23%
Energy	9.33%
Healthcare	6.25%
Individual Goods & Services	17.37%
Non-Property Financials	5.23%
Property and Property Services	4.70%
Technology	8.39%
Telecommunications	1.58%
Transportation	2.42%
Utilities	3.36%
Short-Term Investment	3.90%
Total	100.00%

*A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Large-Cap Core Fund

Ten Largest Holdings	% of Investments
Monsanto Co.	2.94%
ExxonMobil Corp.	2.90%
Procter & Gamble Co. (The)	2.82%
AT&T Inc.	2.31%
Abbott Laboratories	2.19%
Barrick Gold Corp.	2.12%
Coca-Cola Co. (The)	2.10%
General Electric Co.	1.93%
Hewlett-Packard Co.	1.78%
CVS Caremark Corp.	1.74%

Holdings by Sector*	% of Investments
Auto & Transportation	0.66%
Consumer Discretionary	7.74%
Consumer Staples	12.85%
Financial Services	11.12%
Healthcare	18.09%
Integrated Oils	5.24%
Materials & Processing	8.10%
Other	2.56%
Other Energy	2.76%
Producer Durables	7.35%
Technology	12.01%
Utilities	6.50%
Short-Term Investment	5.02%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Large-Cap Growth Fund

Ten Largest Holdings	% of Investments
Stryker Corp.	3.26%
Colgate-Palmolive Co.	3.02%
Baxter International, Inc.	2.99%
McDonald’s Corp.	2.84%
Microsoft Corp.	2.82%
Nokia Corp. ADR	2.77%
Cisco Systems, Inc.	2.67%
State Street Corp	2.52%
Abbott Laboratories	2.52%
Hewlett-Packard Co.	2.46%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto & Transportation	1.04%
Consumer Discretionary	13.04%
Consumer Staples	9.81%
Financial Services	7.40%
Healthcare	18.23%
Materials & Processing	2.90%
Other	2.05%
Other Energy	8.54%
Producer Durables	8.72%
Technology	21.27%
Utilities	1.01%
Short-Term Investment	5.99%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Investment Trust – Floating Rate Fund

Ten Largest Holdings	% of Investments
HCA, Inc., 11/17/2013	2.15%
Intelsat Bermuda Ltd., 2/1/2014	1.85%
Newpage Corp., 12/21/2014	1.82%
Mylan Laboratories, Inc., 10/2/2014	1.81%
Biomet Inc., 2/15/2015	1.79%
Penn National Gaming Inc., 10/3/2012	1.78%
Time Warner Cable Inc., 1/7/2013	1.74%
Sunguard Data Systems, 2/28/2014	1.73%
Baldor Electric Co., 3/31/2014	1.72%
Isp Chemicals Inc., 6/4/2014	1.69%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Aerospace and Defense	2.17%
Automotive	8.62%
Broadcast Radio and Television	3.99%
Building and Development	1.32%
Business Equipment and Services	4.70%
Cable and Satellite Television	1.27%
Chemical/Plastics	5.49%
Containers and Glass Products	2.14%
Cosmetics/Toiletries	1.62%
Electronics/Electric	3.32%
Equipment Leasing	1.21%
Financial Intermediaries	3.92%
Food Products	0.83%
Food Service	1.29%
Forest Products	3.84%
Healthcare	11.61%
Home Furnishings	1.34%
Industrial Equipment	6.67%
Leisure Goods/Activities/Movies	4.16%
Lodging and Casinos	1.78%
Non-Ferrous Metals/Minerals	1.24%
Oil and Gas	1.75%
Publishing	4.67%
Retailers (except food & drug)	2.17%
Steel	0.82%
Telecommunication	1.58%
Telecommunications-Cellular Communications	3.46%
Telecommunications-Wireline	3.04%
Utilities	2.02%
Short-Term Investment	7.96%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Investment Trust – Total Return Fund

Ten Largest Holdings	% of Investments
Federal National Mortgage Assoc., 5.50%, 11/1/2036	4.09%
Federal National Mortgage Assoc., 5.00%, TBA	2.55%
Citigroup/Deutsche Bank Comm. Mortgage Trust 2006-CD2 AAB, 5.392%, 1/15/2046	2.12%
Federal Home Loan Mortgage Corp. G11879, 5.00%, 10/1/2020	1.81%
Federal National Mortgage Assoc., 5.50%, 2/1/2035	1.61%
Commercial Mortgage Pass-Through 2005-C6 AAB, 5.077%, 6/10/2044	1.46%
Bear Stearns Commercial Mortgage Securities Inc. 2005-PW10 AAB, 5.382%, 12/11/2040	1.38%
Federal National Mortgage Assoc., 5.961%, 12/1/2036	1.35%
Federal Home Loan Mortgage Corp. Gold, 5.50%, TBA	1.32%
Federal National Mortgage Assoc., 5.932%, 8/1/2036	1.29%

Investments in Underlying Funds (unaudited)(concluded)

Credit Rating	% of Investments
AAA	75.69%
AA	1.63%
AA-	1.66%
A+	1.02%
A	0.54%
A-	2.76%
BBB+	2.61%
BBB	1.03%
BBB-	2.77%
BB+	0.65%
BB	0.84%
BB-	0.87%
B+	0.76%
B	0.93%
B-	1.08%
CCC+	0.13%
CCC	0.08%
CCC-	0.08%
U.S. Treasury	1.57%
Short-Term Investment	3.30%
Total	100.00%

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Quanex Corp.	5.27%
Cullen/Frost Bankers, Inc.	3.07%
Carlisle Companies, Inc.	2.46%
Alliant Techsystems Inc.	2.39%
Cytec Industries, Inc.	1.67%
Silgan Holdings, Inc.	1.58%
Fiserv, Inc.	1.57%
Wisconsin Energy Corp.	1.54%
Martek Biosciences Corp.	1.51%
UGI Corp.	1.51%

Holdings by Sector*	% of Investments
Auto & Transportation	4.76%
Consumer Discretionary	4.00%
Consumer Staples	4.04%
Financial Services	17.49%
Healthcare	6.27%
Materials & Processing	20.79%
Other	3.04%
Other Energy	5.24%
Producer Durables	4.14%
Technology	11.62%
Utilities	11.01%
Short-Term Investment	7.60%
Total	100.00%

*A sector may comprise several industries.

Item 2:		Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:		Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule
30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 18, 2008